UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota	55415
(Address of principal executive offices)	(Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Report to Stockholders

Dear Shareholder:

Financial markets were a study in contrasts during the six-month period ended June 30, 2013. In the U.S., stock prices soared as the economy continued its slow but stubborn recovery, while bond prices fell on worries that an improving economy could lead to higher interest rates. Stocks outside the U.S. were mostly flat to lower, with the exception of Japan, which registered sharp gains.

Economic review

The U.S. economy can be faulted for the pace of its recovery since the 2007-2009 recession, but not for its persistence. During the first three months of 2013, the nation’s gross domestic product (GDP) expanded for the 15th consecutive quarter, growing at a revised annual rate of 1.8%. That was up from a revised 0.4% in the fourth quarter of 2012, with economists widely anticipating further gains in the second quarter.

Although it has not matched the 3%-plus growth rates typical of past recoveries, the U.S. economy has been a relative anchor of stability in a global context. Europe, squeezed by high levels of debt and austere fiscal policies, has already slipped into another recession. China, which had been growing at a 10% pace for much of the past decade, more recently has been expanding at about a 7% rate, and many economists are suspicious that China’s government may be artificially inflating even that figure. Japan’s economy grew at a 4.1% annual rate in the first quarter, exciting investors, but is coming off a relatively low base following more than a decade of economic stagnation.

The U.S. economy recorded gains on a broad front, with lower government spending and exports as the notable exceptions. Personal consumption, which accounts for about 70% of GDP, advanced at a revised annual rate of 2.6% during the first quarter. Durable goods grew at a 7.6% rate, nondurable goods grew by 2.8%, and services were up 1.7%. Private inventory investment and residential fixed investment also grew.

Perhaps most encouraging to many investors was the rebound in the housing sector, whose collapse was at the core of the last recession. In May, existing-home sales jumped to a seasonally adjusted annual rate of 5.18 million, up 12.9% from the year-earlier pace. Meanwhile, the median sales price for existing homes rose to $208,000 that month, up 15.4% from a year earlier. That marked the sixth straight month of double-digit increases and the biggest year-over-year monthly gain since October 2005.

Slow-growing economies usually do not create jobs at a rapid pace, and that has held true during this latest recovery. Still, the pace of job creation did pick up slightly during the reporting period. U.S. nonfarm payrolls grew by an average of 202,000 per month, up from an average 183,000 per month for all of 2012. The unemployment rate fell slightly to 7.6%, down from 7.8% at the end of 2012, but still well above the 5% to 6% typical of an economy firing on all cylinders.

In any event, the economic news in the first half of the year was sufficient to hearten consumers. The Conference Board’s Consumer Confidence Index rose to 81.4 in June, up from 66.7 at the end of last year and its highest level since January 2008. Given the importance of consumer spending to GDP, this bodes well for the economy.

Market review

The U.S. stock market blasted out of the starting gate in January after Congress permanently extended most of the Bush-era tax cuts in a “fiscal cliff” compromise that also averted some impending spending cuts. The Dow Jones Industrial Average jumped more than 300 points on the first day of trading. By March, with investor confidence growing, major U.S. stock market indexes hit their first record highs in nearly 5 1/2 years. Stock prices continued to surge in April and May before giving back a small portion of their gains in June, when investors began to worry that the improving economy might prompt the Federal Reserve to start tightening monetary policy and raise interest rates. Still, the S&P 500 Index of large-company stocks finished the first half with a total return of 13.8%, nearly matching the 16% it earned in all of 2012. Small-company stocks did even better, with the Russell 2000 Index generating a total return of 15.9%.

While the prospect of tighter monetary policy gave equity investors pause, they could take solace in the knowledge that a stronger economy should ultimately be good for corporate profits and, hence, the stock market. For fixed-income investors, hints of a less-accommodating Federal Reserve may have been more unnerving.

The Fed announced in December 2012 that as long as inflation remains low, it does not plan to raise its target for short-term interest rates until the unemployment rate falls to 6.5%. Most economists don’t expect that to happen until late 2014 at the earliest, and the Fed has repeatedly reaffirmed its plans. However, the Fed said in June that if the economy continues to show improvement, it might start scaling back its $85 billion-per-month bond-buying program—which it has used to help suppress longer-term interest rates—later this year.

When longer-term interest rates rise, prices for existing longer-term bonds fall. Hoping to get ahead of the move, some fixed-income investors began selling bonds feverishly following the Fed’s announcement, sending bond yields soaring. By the end of the reporting period, the yield on the 10-year Treasury note stood at 2.5%, up from just under 1.7% at the beginning of May. The Barclays U.S. 20+ Year Treasury Bond Index posted a total return of -8.5% for the first half of 2013.

Due largely to the sell off in the Treasury market, the Barclays U.S. Aggregate Bond Index—a broad barometer for the fixed-income markets—posted a loss for the first half, with a total return of -2.4%. Among the few pockets of strength in the fixed-income sector were corporate high-yield bonds prized for their yield, and convertible bonds that can be exchanged for stock. The Merrill Lynch High Yield U.S. Corporates Index earned 1.5%, while the Merrill Lynch All Convertibles Index earned 9.9%.

Outside the U.S., equity markets were mixed. Shares in Europe ended the reporting period about where they started, despite a number of dips and surges along the way. Headwinds included better-than-expected performance by anti-austerity candidates in Italy’s elections, which created uncertainty about Europe’s ongoing efforts to work through its debt problems; a brief panic, centered on troubled banks in Cyprus; and—as the period drew to a close—worries about the fallout from potentially tighter monetary policy in the U.S.

Meanwhile, Japan’s stock markets soared on hopes that stimulative economic policies backed by newly elected Prime Minister Shinzo Abe would end more than a decade of deflation in that country. The Nikkei 225 Index of Japanese stocks rose more than 31% during the first half of 2013, even after investors took profits in the final six weeks of the period. Thanks in large part to Japan’s rally, the MSCI EAFE Index—which tracks developed markets in Europe, Asia and Australia—posted a total return of 4.1% for the first half of the year.

Stocks in emerging markets fell sharply, victim to slowing economic growth in many developing countries and concerns about how they would be impacted by changing conditions in the U.S. and China. The MSCI Emerging Markets Index posted a total return of -9.4%.

Outlook

It is difficult to imagine that during the second half of this year U.S. stocks will be able to duplicate their exceptional performance of the first half. Nonetheless, the outlook for both the U.S. economy and U.S. stocks remains constructive.

We expect the economy to continue growing at a modest pace for the rest of 2013, notching full-year growth of 2% or slightly higher. The nonpartisan Congressional Budget Office (CBO) predicts the economy will begin to accelerate in 2014, and recent economic reports reinforce that view. In particular, rising consumer confidence suggests that consumer spending will support further GDP growth, and any continued improvement in the housing and labor markets could drive additional gains.

Risks to further economic expansion include cuts in federal spending, which will remain a possibility as long as Washington is searching for a solution to the nation’s burgeoning long-term debt. Near term, though, the federal government’s finances are showing some improvement. The CBO has estimated that the federal budget deficit will shrink to $642 billion this year, or to just 4% of GDP, before dwindling to 2.1% of GDP by 2015. By contrast, the deficit equaled 10.1% of the nation’s economic output as recently as 2009.

All this creates a favorable backdrop for stocks, which—despite their recent gains—remain reasonably valued relative to what corporations are expected to earn this year. By at least one measure, stock prices have actually lagged corporate profits. When the S&P 500 passed its prerecession high in March, the per-share earnings of the companies in that index were already 14% above their prerecession peak.

The outlook for Europe’s economy and financial markets is more unsettled, although gains by European stocks in late June and early July suggest investors expect brighter days ahead. Certainly, their worries about the financial stresses that have challenged the future of the euro have moderated. Also, some European policymakers have begun to ask whether the region’s austerity agenda—which many economists blame for contributing to Europe’s economic malaise—is still appropriate. Whether they will adopt more growth-oriented policies remains to be seen. In the meantime, given that stocks are frequently cheap during a recession, investors with a long-term view may find European stocks worth considering.

The outlook for emerging markets also is cloudy. Recently, the International Monetary Fund reduced its growth forecasts for China and Russia, in part over concern about the U.S. adopting a less-stimulative monetary policy.

Prospects for the U.S. fixed-income markets are modest but not, in our view, as disastrous as the May-June sell off suggested. While further upticks in interest rates will produce capital losses on existing bond holdings, rising bond yields will, over time, help to offset those losses.

Predicting what bonds will earn in the short run is always difficult, but over time they tend to reflect current yields, less any default losses. At the end of the reporting period, yields on longer-term Treasuries were in the 2.5% to 3.5% range, while high-yield corporate bonds were yielding about 6%. Actual long-term returns could fall short of those numbers if interest rates and/or credit losses tick higher, although we do not anticipate any dramatic, sustained moves on those fronts anytime soon.

If you have questions about how to best position your portfolio for what we expect will be a gradually improving economic recovery, we encourage you to meet with your Thrivent Financial representative. He or she can help you craft an investment policy and financial plan suited to your objectives and tolerance for risk.

As always, thank you for the trust you have placed with our entire team of Thrivent Financial investment professionals.

Sincerely,

Russell W. Swansen
President and Chief Investment Officer Thrivent Mutual Funds

Thrivent Natural Resources Fund

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Fund seeks long-term capital growth. The Fund concentrates its investments in issuers in the natural resources industry; therefore, the Fund is more vulnerable to price changes in the securities of issuers in this industry and factors specific to this industry than a more broadly diversified portfolio. In addition, as a non-diversified fund, the Fund is susceptible to the risk that events affecting a particular issuer will significantly affect the Fund’s performance. These and other risks are described in the Fund’s prospectus.

Major Market Sectors		Portfolio Composition	Top 10 Holdings
(% of Net Assets)		(% of Portfolio)	(% of Net Assets)

Oil & Gas Equipment & Services	20.4%		Schlumberger, Ltd.	6.5%
Oil & Gas Exploration & Production	20.2%		Chevron Corporation	5.1%
Real Estate Investment Trusts	18.2%		National Oilwell Varco, Inc.	5.0%
Integrated Oil & Gas	12.2%		Dril-Quip, Inc.	4.0%
Consumer Staples	10.3%		Ingredion, Inc.	3.9%
Materials	5.1%		SPDR Gold Trust	3.8%
Financials	3.8%		EQT Corporation	3.6%
Oil & Gas Drilling	3.0%		Weatherford International, Ltd.	3.3%
Coal & Consumable Fuels	2.2%		Simon Property Group, Inc.	3.3%
Oil & Gas Refining & Marketing	2.0%		Marathon Oil Corporation	3.3%

			These securities represent 41.8% of the total net assets of the Portfolio.

Thrivent Equity Income Plus Fund

David R. Spangler, CFA and Kevin R. Brimmer, FSA, Portfolio Co-Managers

Thrivent Equity Income Plus Fund seeks income plus long-term capital growth. The Fund may invest in, among others, preferred stocks and foreign (including emerging market) stocks. These investments are subject to unique risks. The Fund may also sell covered options on any securities in which the Fund invests. Successful use of this strategy can augment Fund return but can also magnify losses if executed incorrectly. These and other risks are described in the Fund’s prospectus. As of August 16, 2013, the Fund has become Thrivent Growth and Income Plus Fund. The portfolio managers and some of the principal strategies and risks have also changed. Please see the Fund’s prospectus for more information.

Major Market Sectors		Portfolio Composition	Top 10 Holdings
(% of Net Assets)		(% of Portfolio)	(% of Net Assets)

Financials	27.0%		Pfizer, Inc.	2.1%
Energy	11.7%		Exxon Mobil Corporation	2.1%
Consumer Discretionary	9.5%		Wells Fargo & Company	2.0%
Information Technology	8.9%		Chevron Corporation	1.9%
Industrials	8.8%		SPDR Dow Jones Wilshire International Real Estate ETF	1.7%
Consumer Staples	8.5%
Health Care	8.4%
Utilities	5.0%		Verizon Communications, Inc.	1.5%
Telecommunications Services	3.8%		Cisco Systems, Inc.	1.4%
Materials	2.6%		Procter & Gamble Company	1.3%
			Medtronic, Inc.	1.3%
			Northrop Grumman Corporation	1.2%

			These securities represent 16.5% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA, Paul J. Ocenasek, CFA and David R. Spangler, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund may invest in debt or equity securities. Debt securities include high-yield, high-risk securities commonly known as “junk bonds.” High-yield securities are subject to greater price fluctuations and increased risk of loss of principal than investment grade bonds. Debt securities also include mortgage-related and other asset-backed securities, the value of which will be influenced by factors affecting the housing market and the assets underlying such securities. The Portfolio is subject to interest-rate risk, credit risk and volatility risk, which may result in overall price fluctuations over short or even extended time periods. These and other risks are described in the Fund’s prospectus.

Major Market Sectors		Portfolio Composition	Top 10 Holdings
(% of Net Assets)		(% of Portfolio)	(% of Net Assets)

Financials	22.2%		Federal National Mortgage Association Conventional 15-Yr. Pass Through	3.3%
Collateralized Mortgage Obligations	13.4%
Mortgage-Backed Securities	8.7%
Consumer Discretionary	7.1%		Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.2%
Telecommunications Services	6.6%
Consumer Staples	6.5%
Energy	6.4%		Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Utilities	4.7%
Information Technology	4.6%
Industrials	3.6%		BlackRock Enhanced Equity Dividend Trust	1.0%

			Pfizer, Inc.	0.9%
			Exxon Mobil Corporation	0.9%
			Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through	0.9%
			Wells Fargo & Company	0.9%
			Chevron Corporation	0.8%
			iShares S&P National Municipal Bond Fund	0.8%

			These securities represent 14.0% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Shareholder Expense Example

(unaudited)

As a shareholder of the Fund, you incur, depending on the fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 28, 2013.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below the stated account minimum of $2,000 for non-qualified accounts and $1,000 for qualified accounts. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below the stated account minimum of $2,000 for non-qualified accounts and $1,000 for qualified accounts. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2013	Ending Account Value 6/28/2013	Expenses Paid during Period 1/1/2013 - 6/28/2013*	Annualized Expense Ratio
Thrivent Natural Resources Fund
Actual
Class A	$1,000	$997	$6.36	1.30%
Institutional Class	$1,000	$999	$4.78	0.97%
Hypothetical**
Class A	$1,000	$1,018	$6.43	1.30%
Institutional Class	$1,000	$1,020	$4.83	0.97%
Thrivent Equity Income Plus Fund
Actual
Class A	$1,000	$1,105	$5.94	1.15%
Institutional Class	$1,000	$1,107	$4.13	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.69	1.15%
Institutional Class	$1,000	$1,021	$3.96	0.80%
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,049	$5.02	1.00%
Institutional Class	$1,000	$1,051	$3.55	0.71%
Hypothetical**
Class A	$1,000	$1,020	$4.95	1.00%
Institutional Class	$1,000	$1,021	$3.50	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Natural Resources Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (97.6%)	Value
Coal & Consumable Fuels (2.2%)
140,900	Alpha Natural Resources, Inc.[a]	$738,316
91,200	Peabody Energy Corporation	1,335,168

	Total	2,073,484

Consumer Discretionary (0.2%)
5,900	CST Brands, Inc.[a]	181,779

	Total	181,779

Consumer Staples (10.3%)
89,700	Archer-Daniels-Midland Company	3,041,727
41,000	Bunge, Ltd.	2,901,570
55,900	Ingredion, Inc.	3,668,158

	Total	9,611,455

Financials (3.8%)
29,800	SPDR Gold Trust[a,b]	3,550,670

	Total	3,550,670

Integrated Oil & Gas (12.2%)
65,360	BP plc ADR	2,728,126
40,600	Chevron Corporation	4,804,604
28,700	Occidental Petroleum Corporation	2,560,901
99,600	Petroleo Brasileiro SA ADR	1,336,632

	Total	11,430,263

Materials (5.1%)
41,300	Cliffs Natural Resources, Inc.[b]	671,125
37,300	Mosaic Company	2,007,113
20,407	Southern Copper Corporation	563,641
52,400	Teck Resources, Ltd.	1,119,788
38,100	Walter Energy, Inc.[b]	396,240

	Total	4,757,907

Oil & Gas Drilling (3.0%)
45,200	Helmerich & Payne, Inc.	2,822,740

	Total	2,822,740

Oil & Gas Equipment & Services (20.4%)
41,000	Dril-Quip, Inc.[a]	3,701,890
67,700	National Oilwell Varco, Inc.	4,664,530
16,400	Oil States International, Inc.[a]	1,519,296
85,300	Schlumberger, Ltd.	6,112,598
226,000	Weatherford International, Ltd.[a]	3,096,200

	Total	19,094,514

Oil & Gas Exploration & Production (20.2%)
62,800	Cobalt International Energy, Inc.[a]	1,668,596
23,800	Concho Resources, Inc.[a]	1,992,536
21,500	EOG Resources, Inc.	2,831,120
42,700	EQT Corporation	3,389,099
88,300	Marathon Oil Corporation	3,053,414
53,200	Oasis Petroleum, Inc.[a]	2,067,884
39,000	SM Energy Company	2,339,220
81,900	Ultra Petroleum Corporation[a,b]	1,623,258

	Total	18,965,127

Oil & Gas Refining & Marketing (2.0%)
53,100	Valero Energy Corporation	1,846,287

	Total	1,846,287

Real Estate Investment Trusts (18.2%)
25,823	Boston Properties, Inc.	2,723,552
45,795	Equity Residential	2,658,858
20,187	Health Care REIT, Inc.	1,353,135
121,800	Kimco Realty Corporation	2,610,174
16,010	Public Storage, Inc.	2,454,813
19,426	Simon Property Group, Inc.	3,067,754
26,247	Vornado Realty Trust	2,174,564

	Total	17,042,850

	Total Common Stock (cost $88,013,966)	91,377,076

	Collateral Held for Securities Loaned (6.8%)
6,320,892	Thrivent Cash Management Trust	6,320,892

	Total Collateral Held for Securities Loaned (cost $6,320,892)	6,320,892

Shares or Principal Amount	Short-Term Investments (2.3%)
2,171,160	Thrivent Cash Management Trust 0.080%	2,171,160

	Total Short-Term Investments (at amortized cost)	2,171,160

	Total Investments (cost $96,506,018) 106.7%	$99,869,128

	Other Assets and Liabilities, Net (6.7%)	(6,237,741)

	Total Net Assets 100.0%	$93,631,387

a	Non-income producing security.
b	All or a portion of the security is on loan.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,773,257
Gross unrealized depreciation	(12,561,407)

Net unrealized appreciation (depreciation)	$3,211,850

Cost for federal income tax purposes	$96,657,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	2,073,484	2,073,484	—	—
Consumer Discretionary	181,779	181,779	—	—
Consumer Staples	9,611,455	9,611,455	—	—
Financials	3,550,670	3,550,670	—	—
Integrated Oil & Gas	11,430,263	11,430,263	—	—
Materials	4,757,907	4,757,907	—	—
Oil & Gas Drilling	2,822,740	2,822,740	—	—
Oil & Gas Equipment & Services	19,094,514	19,094,514	—	—
Oil & Gas Exploration & Production	18,965,127	18,965,127	—	—
Oil & Gas Refining & Marketing	1,846,287	1,846,287	—	—
Real Estate Investment Trusts	17,042,850	17,042,850	—	—
Collateral Held for Securities Loaned	6,320,892	6,320,892	—	—
Short-Term Investments	2,171,160	2,171,160	—	—

Total	$99,869,128	$99,869,128	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Natural Resources Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	(20,772)
Total Foreign Exchange Contracts		(20,772)

Total		($20,772)

The following table presents Natural Resources Fund’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Forwards (Notional*)	Forwards (Percentage of Average Net Assets)
Foreign Exchange Contracts	$18,308	<0.1%

*	Notional amount represents long or short, or both, derivative positions held by the fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$9,494,200	$38,257,310	$41,430,618	6,320,892	$6,320,892	$15,264
Cash Management Trust- Short Term Investment	2,775,481	3,711,645	4,315,966	2,171,160	2,171,160	1,257
Total Value and Income Earned	12,269,681				8,492,052	16,521

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.1%)	Value
Consumer Discretionary (9.5%)
19,400	Apollo Group, Inc.[a]	$343,768
11,600	Brown Shoe Company, Inc.	249,748
17,100	Comcast Corporation	716,148
8,100	Expedia, Inc.	487,215
16,600	General Motors Company[a]	552,946
5,400	Hanesbrands, Inc.	277,668
11,300	Home Depot, Inc.	875,411
3,000	Honda Motor Company, Ltd. ADR	111,750
17,300	Lowe’s Companies, Inc.	707,570
4,100	Macy’s, Inc.	196,800
4,200	Shaw Communications, Inc.	100,926
3,200	Sherwin-Williams Company	565,120
4,000	Target Corporation	275,440
13,400	Thomson Reuters Corporation	436,438
12,500	TJX Companies, Inc.	625,750
2,300	Toyota Motor Corporation ADR	277,518

	Total	6,800,216

Consumer Staples (8.5%)
2,100	Anheuser-Busch InBev NV ADR	189,546
1,100	British American Tobacco plc ADR	113,234
13,600	Coca-Cola Company	545,496
2,300	Colgate-Palmolive Company	131,767
3,500	Companhia de Bebidas das Americas ADR	130,725
12,100	CVS Caremark Corporation	691,878
800	Diageo plc ADR	91,960
3,400	Energizer Holdings, Inc.	341,734
600	Fomento Economico Mexicano SAB de CV ADR	61,914
5,800	General Mills, Inc.	281,474
10,900	Kraft Foods Group, Inc.	608,983
3,000	PepsiCo, Inc.	245,370
1,300	Philip Morris International, Inc.	112,606
12,000	Procter & Gamble Company	923,880
3,600	Reynolds American, Inc.	174,132
3,600	Unilever NV ADR	141,516
3,600	Unilever plc ADR	145,620
4,300	Universal Corporation	248,755
2,600	Walgreen Company	114,920
10,500	Wal-Mart Stores, Inc.	782,145

	Total	6,077,655

Energy (11.4%)
2,700	BP plc ADR	112,698
23,400	C&J Energy Services, Inc.[a]	453,258
2,400	Canadian Natural Resources, Ltd.	67,824
11,200	Chevron Corporation	1,325,408
900	China Petroleum & Chemical Corporation	82,350
500	CNOOC, Ltd. ADR	83,740
13,400	ConocoPhillips	810,700
2,000	CVR Energy, Inc.	94,800
3,000	Diamond Offshore Drilling, Inc.	206,370
2,300	Ecopetrol SA ADR	96,738
2,000	Eni SPA ADR	82,080
16,800	Exxon Mobil Corporation	1,517,880
11,100	HollyFrontier Corporation	474,858
9,500	Marathon Petroleum Corporation	675,070
2,200	PetroChina Company, Ltd. ADR	243,474
12,800	Petroleo Brasileiro SA ADR	187,648
10,400	Phillips 66	612,664
5,193	Royal Dutch Shell plc ADR, Class A	331,314
4,900	Royal Dutch Shell plc ADR, Class B	324,723
2,900	Statoil ASA ADR	60,001
1,900	Total SA ADR	92,530
4,200	Transocean, Ltd.	201,390

	Total	8,137,518

Financials (23.1%)
8,300	ACE, Ltd.	742,684
3,000	Aflac, Inc.	174,360
600	Alexandria Real Estate Equities, Inc.	39,432
6,000	American Capital Mortgage Investment Corporation	107,820
2,900	American Tower Corporation	212,193
4,500	AmTrust Financial Services, Inc.	160,650
38,200	Annaly Capital Management, Inc.	480,174
1,300	Apartment Investment & Management Company	39,052
12,100	Aspen Insurance Holdings, Ltd.	448,789
700	AvalonBay Communities, Inc.	94,437
8,284	Banco Bilbao Vizcaya Argentaria SA ADR	69,668
5,500	Banco Bradesco SA ADR	71,555
13,279	Banco Santander SA ADR	85,915
1,600	Bank of Nova Scotia	85,680
4,800	Barclays plc ADR	82,176
1,700	BioMed Realty Trust, Inc.	34,391
1,100	Boston Properties, Inc.	116,017
700	BRE Properties, Inc.	35,014
700	Camden Property Trust	48,398
45,500	CapitalSource, Inc.	426,790
1,600	CBL & Associates Properties, Inc.	34,272
15,500	CBOE Holdings, Inc.	722,920
155,400	Chimera Investment Corporation	466,200
2,400	China Life Insurance Company, Ltd. ADR	83,712
1,000	Corporate Office Properties Trust	25,500
2,560	Credit Suisse Group ADR[a]	67,738
2,600	DDR Corporation	43,290
1,500	Deutsche Bank AG ADR	62,925
2,100	DiamondRock Hospitality Company	19,572
800	Digital Realty Trust, Inc.	48,800
2,500	Duke Realty Corporation	38,975
20,600	Dynex Capital, Inc.	209,914
500	Equity Lifestyle Properties, Inc.	39,295
2,200	Equity Residential	127,732
300	Essex Property Trust, Inc.	47,676
500	Federal Realty Investment Trust	51,840
3,700	General Growth Properties, Inc.	73,519
3,000	HCP, Inc.	136,320
1,500	Health Care REIT, Inc.	100,545
900	Highwoods Properties, Inc.	32,049
500	Home Properties, Inc.	32,685
1,300	Hospitality Properties Trust	34,164
5,500	Host Hotels & Resorts, Inc.	92,785
3,900	HSBC Holdings plc ADR	202,410
7,800	ING Groep NV ADR[a]	70,902
21,300	iShares S&P U.S. Preferred Stock Index Fund	836,664

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.1%)	Value
Financials (23.1%) - continued
6,600	Itau Unibanco Holding SA ADR	$85,272
14,600	J.P. Morgan Chase & Company	770,734
700	Kilroy Realty Corporation	37,107
3,400	Kimco Realty Corporation	72,862
900	LaSalle Hotel Properties	22,230
1,100	Liberty Property Trust	40,656
25,900	Lloyds Banking Group plc ADR[a]	99,456
1,100	Macerich Company	67,067
1,000	Mack-Cali Realty Corporation	24,490
5,600	Manulife Financial Corporation	89,712
600	MasterCard, Inc.	344,700
17,800	Mitsubishi UFJ Financial Group, Inc. ADR	110,538
14,900	Mizuho Financial Group, Inc.	61,537
5,700	Montpelier Re Holdings, Inc.	142,557
1,200	Omega Healthcare Investors, Inc.	37,224
6,300	PartnerRe, Ltd.	570,528
1,800	Piedmont Office Realty Trust, Inc.	32,184
1,400	Plum Creek Timber Company, Inc.	65,338
33,200	PowerShares Preferred Portfolio	473,764
3,428	Prologis, Inc.	129,304
900	Public Storage, Inc.	137,997
1,100	Rayonier, Inc. REIT	60,929
1,200	Realty Income Corporation	50,304
900	Regency Centers Corporation	45,729
3,300	RenaissanceRe Holdings, Ltd.	286,407
10,800	Retail Properties of America, Inc.	154,224
1,000	RLJ Lodging Trust	22,490
1,900	Royal Bank of Canada ADR	110,789
8,200	Royal Bank of Scotland Group plc ADR[a]	68,962
1,600	Senior Housing Property Trust	41,488
2,100	Simon Property Group, Inc.	331,632
700	SL Green Realty Corporation	61,733
31,330	SPDR Dow Jones Wilshire International Real Estate ETF	1,250,067
9,200	Sumitomo Mitsui Financial Group, Inc.	84,824
600	Taubman Centers, Inc.	45,090
1,300	Toronto-Dominion Bank	104,481
9,000	Travelers Companies, Inc.	719,280
8,500	U.S. Bancorp	307,275
5,800	UBS AG ADR[a]	98,310
1,900	UDR, Inc.	48,431
1,200	Vanguard REIT ETF	82,464
2,150	Ventas, Inc.	149,339
1,400	Vornado Realty Trust	115,990
1,300	Weingarten Realty Investors	40,001
33,900	Wells Fargo & Company	1,399,053
700	Westpac Banking Corporation ADR	92,323
4,200	Weyerhaeuser Company REIT	119,658

	Total	16,564,129

Health Care (8.4%)
14,900	AbbVie, Inc.	615,966
1,300	Amgen, Inc.	128,258
1,800	AstraZeneca plc ADR	85,140
10,600	Bristol-Myers Squibb Company	473,714
10,400	Eli Lilly and Company	510,848
3,100	GlaxoSmithKline plc ADR	154,907
6,100	Johnson & Johnson	523,746
17,400	Medtronic, Inc.	895,578
3,200	Novartis AG ADR	226,272
800	Novo Nordisk AS ADR	123,976
68,175	PDL BioPharma, Inc.	526,311
54,500	Pfizer, Inc.	1,526,545
3,800	Sanofi ADR	195,738

	Total	5,986,999

Industrials (8.8%)
6,900	3M Company	754,515
4,900	ABB, Ltd. ADR[a]	106,134
5,500	ADT Corporation[a]	219,175
1,200	Canadian National Railway Company	116,724
1,500	Copa Holdings SA	196,680
36,500	Delta Air Lines, Inc.[a]	682,915
5,500	Dun & Bradstreet Corporation	535,975
41,200	Exelis, Inc.	568,148
4,900	Lockheed Martin Corporation	531,454
10,700	Northrop Grumman Corporation	885,960
9,600	Raytheon Company	634,752
16,900	Republic Services, Inc.	573,586
1,500	Siemens AG ADR	151,965
2,100	Union Pacific Corporation	323,988

	Total	6,281,971

Information Technology (8.9%)
4,400	Accenture plc	316,624
18,700	Activision Blizzard, Inc.	266,662
15,800	AOL, Inc.[a]	576,384
2,100	Canon, Inc. ADR	69,027
40,900	Cisco Systems, Inc.	994,279
10,300	Computer Sciences Corporation	450,831
1,000	International Business Machines Corporation	191,110
7,400	j2 Global, Inc.	314,574
19,200	Microsoft Corporation	662,976
6,200	Oracle Corporation	190,464
1,800	SAP AG ADR	131,094
16,500	Seagate Technology plc	739,695
7,700	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	141,064
6,900	Telefonaktiebolaget LM Ericsson ADR	77,832
10,200	Western Digital Corporation	633,318
34,300	Western Union Company	586,873

	Total	6,342,807

Materials (2.6%)
4,500	ArcelorMittal	50,400
3,900	BHP Billiton plc ADR	199,953
3,100	BHP Billiton, Ltd. ADR	178,746
1,400	CF Industries Holdings, Inc.	240,100
3,000	Goldcorp, Inc.	74,190
3,300	Monsanto Company	326,040
700	POSCO ADR	45,556
2,700	PPG Industries, Inc.	395,307
2,800	Rio Tinto plc ADR	115,024
2,700	Schweitzer-Mauduit International, Inc.	134,676
1,700	Southern Copper Corporation	46,954
6,200	Vale SA ADR	81,530

	Total	1,888,476

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (89.1%)	Value
Telecommunications Services (3.8%)
5,300	America Movil SAB de CV ADR	$115,275
21,300	AT&T, Inc.	754,020
1,800	BCE, Inc.	73,836
4,500	China Mobile, Ltd. ADR	232,965
2,900	Nippon Telegraph & Telephone Corporation ADR	75,429
4,900	NTT DOCOMO, Inc. ADR	76,685
1,400	Rogers Communications, Inc.	54,880
6,600	Telefonica SA ADR[a]	84,546
2,200	Telus Corporation	64,218
21,000	Verizon Communications, Inc.	1,057,140
5,700	Vodafone Group plc ADR	163,818

	Total	2,752,812

Utilities (4.1%)
16,400	American Electric Power Company, Inc.	734,392
2,300	American States Water Company	123,441
7,800	CenterPoint Energy, Inc.	183,222
6,200	Consolidated Edison, Inc.	361,522
2,200	Empresa Nacional de Electricidad SA ADR	97,174
3,600	Laclede Group, Inc.	164,376
5,700	PG&E Corporation	260,661
2,200	Pinnacle West Capital Corporation	122,034
13,600	Southern Company	600,168
7,600	Wisconsin Energy Corporation	311,524

	Total	2,958,514

	Total Common Stock (cost $58,145,710)	63,791,097

Principal Amount	Long-Term Fixed Income (4.6%)
Energy (0.3%)
	Enbridge Energy Partners, LP
$175,000	8.050%, 10/1/2037	199,012

	Total	199,012

Financials (3.4%)
	Aegon NV
300,000	2.055%, 7/29/2049[b,c]	214,500
	American International Group, Inc.
100,000	8.175%, 5/15/2058	122,000
	Bank of America Corporation
215,000	7.625%, 6/1/2019	258,382
	Bank of New York Mellon Corporation
120,000	4.500%, 12/29/2049[c]	112,800
	BBVA International Preferred SA Unipersonal
150,000	5.919%, 12/29/2049[c]	134,250
	J.P. Morgan Chase & Company
100,000	7.900%, 4/29/2049[c]	113,000
170,000	5.150%, 5/29/2049[c]	161,925
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[d]	305,000
	MetLife Capital Trust IV
220,000	7.875%, 12/15/2037[d]	262,000
	PNC Financial Services Group, Inc.
165,000	4.850%, 3/1/2049[c]	153,862
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	225,281
	Wachovia Capital Trust III
150,000	5.570%, 3/15/2042[b,c]	147,187
	ZFS Finance USA Trust II
230,000	6.450%, 12/15/2065[d]	246,100

	Total	2,456,287

Utilities (0.9%)
	Electricite de France SA

200,000	5.250%, 1/29/2049[c,d]	191,200
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	252,563
	Southern California Edison Company
185,000	6.250%, 8/1/2049[c]	194,250

	Total	638,013

	Total Long-Term Fixed Income (cost $3,004,918)	3,293,312

Shares	Preferred Stock (0.5%)
Financials (0.5%)
2,000	CoBank ACB[c,d]	205,437
2,500	J.P. Morgan Chase Capital XXIX	63,400
4,000	U.S. Bancorp[c]	112,400

	Total	381,237

	Total Preferred Stock (cost $374,250)	381,237

Shares or Principal Amount	Short-Term Investments (5.4%)
	Federal Home Loan Bank Discount Notes
100,000	0.050%, 8/28/2013[e,f]	99,992
100,000	0.093%, 11/22/2013[e,f]	99,962
	Federal National Mortgage Association Discount Notes
100,000	0.100%, 12/2/2013[e,f]	99,957
	Thrivent Cash Management Trust
3,562,042	0.080%	3,562,042

	Total Short-Term Investments (at amortized cost)	3,861,953

	Total Investments (cost $65,386,831) 99.6%	$71,327,599

	Other Assets and Liabilities, Net 0.4%	307,457

	Total Net Assets 100.0%	$71,635,056

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $1,209,737 or 1.7% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 28, 2013, $299,911 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,301,430
Gross unrealized depreciation	(1,445,539)

Net unrealized appreciation (depreciation)	$5,855,891

Cost for federal income tax purposes	$65,471,708

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,800,216	6,800,216	—	—
Consumer Staples	6,077,655	6,077,655	—	—
Energy	8,137,518	8,137,518	—	—
Financials	16,564,129	16,564,129	—	—
Health Care	5,986,999	5,986,999	—	—
Industrials	6,281,971	6,281,971	—	—
Information Technology	6,342,807	6,342,807	—	—
Materials	1,888,476	1,888,476	—	—
Telecommunications Services	2,752,812	2,752,812	—	—
Utilities	2,958,514	2,958,514	—	—
Long-Term Fixed Income
Energy	199,012	—	199,012	—
Financials	2,456,287	—	2,456,287	—
Utilities	638,013	—	638,013	—
Preferred Stock
Financials	381,237	175,800	205,437	—
Short-Term Investments	3,861,953	3,562,042	299,911	—

Total	$71,327,599	$67,528,939	$3,798,660	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	65,770	65,770	—	—

Total Liability Derivatives	$65,770	$65,770	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	45	September 2013	$3,664,195	$3,598,425	($65,770)
Total Futures Contracts					($65,770)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	65,770
Total Equity Contracts		65,770

Total Liability Derivatives		$65,770

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	159,529
Total Equity Contracts		159,529

Total		$159,529

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(61,390)
Total Equity Contracts		(61,390)

Total		($61,390)

The following table presents Equity Income Plus Fund’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$1,584,224	2.3%

*	Notional amount represents long or short, or both, derivative positions held by the fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Short Term Investment	$2,942	$7,869,470	$4,310,370	3,562,042	$3,562,042	$509
Total Value and Income Earned	2,942				3,562,042	509

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (10.3%)[a]	Value
Basic Materials (0.9%)
	Arch Coal, Inc., Term Loan
$1,427,217	5.750%, 5/16/2018	$1,419,638
	FMG Resources August 2006 Pty., Ltd., Term Loan
1,091,750	5.250%, 10/18/2017	1,084,414
	Ineos Group Holdings, Ltd., Term Loan
1,585,584	4.000%, 5/4/2018	1,551,399

	Total	4,055,451

Capital Goods (0.4%)
	ADS Waste Holdings, Term Loan
895,500	4.250%, 10/9/2019	891,694
	Berry Plastics Group, Inc., Term Loan
897,750	3.500%, 2/8/2020	887,031

	Total	1,778,725

Communications Services (3.6%)
	Charter Communications Operating, LLC, Term Loan
900,000	3.000%, 12/31/2020	891,126
	Clear Channel Communications, Inc., Term Loan
240,532	3.845%, 1/29/2016	219,337
709,468	6.945%, 1/30/2019	645,218
	Cumulus Media Holdings, Inc., Term Loan
714,519	4.500%, 9/17/2018	714,219
	Grande Communications Networks, LLC, Term Loan
900,000	4.500%, 5/29/2020	894,375
	Hargray Communications Group, Inc., Term Loan
900,000	0.000%, 6/25/2019[b,c]	896,625
	Integra Telecom Holdings, Inc., Term Loan
900,000	0.000%, 2/22/2019[b,c]	899,550
	Intelsat Jackson Holdings SA, Term Loan
793,990	4.250%, 4/2/2018	793,990
	Level 3 Financing, Inc., Term Loan
1,450,000	4.750%, 8/1/2019	1,448,637
	McGraw-Hill Global Education Holdings, LLC, Term Loan
443,888	9.000%, 3/22/2019	436,008
	NEP Broadcasting, LLC, Term Loan
1,194,000	4.750%, 1/22/2020	1,198,979
	TNS, Inc., Term Loan
883,333	5.000%, 2/14/2020	884,808
	Univision Communications, Inc., Term Loan
798,000	4.500%, 2/28/2020	789,821
637,964	4.500%, 3/1/2020	631,425
	Van Wagner Communications, Inc., Term Loan
643,500	8.250%, 8/3/2018	651,544
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	889,254
	Visant Corporation, Term Loan
1,517,699	5.250%, 12/22/2016	1,443,438
	WideOpenWest Finance, LLC, Term Loan
748,125	4.750%, 4/1/2019	749,060
	Yankee Cable Acquisition, LLC, Term Loan
883,270	5.250%, 3/1/2020	885,787
	Zayo Group, LLC, Term Loan
895,477	4.500%, 7/2/2019	893,982

	Total	16,857,183

Consumer Cyclical (1.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
728,827	4.250%, 2/23/2017	727,733
	Chrysler Group, LLC, Term Loan
750,000	0.000%, 5/24/2017[b,c]	752,580
	J.C. Penney Corporation, Inc., Term Loan
900,000	6.000%, 5/22/2018	900,639
	ROC Finance, LLC, Term Loan
900,000	2.273%, 3/27/2019[b,c]	898,497
	Scientific Games International, Inc., Term Loan
900,000	0.000%, 5/22/2020[b,c]	885,753
	Seminole Indian Tribe of Florida, Term Loan
884,250	3.026%, 4/29/2020	880,563
	Toys R Us, Inc., Term Loan
1,540,970	5.250%, 5/25/2018	1,478,053
	WMG Acquisition Corporation, Term Loan
120,732	0.000%, 7/7/2020[b,c]	119,122
779,268	0.000%, 7/7/2020[b,c]	768,881

	Total	7,411,821

Consumer Non-Cyclical (0.9%)
	Albertson’s, Inc., Term Loan
897,750	4.750%, 3/21/2019	891,017
	Bausch & Lomb, Inc., Term Loan
792,015	4.000%, 5/18/2019	790,367
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.773%, 1/25/2017	799,912
	Roundy’s Supermarkets, Inc., Term Loan
789,769	5.750%, 2/13/2019	769,369
	Supervalu, Inc., Term Loan
1,200,000	5.000%, 3/21/2019[b,c]	1,190,832

	Total	4,441,497

Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
1,615,000	5.750%, 12/2/2017	1,634,849
	Offshore Group Investment, Ltd., Term Loan
448,875	5.750%, 3/28/2019	449,997

	Total	2,084,846

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Bank Loans (10.3%)[a]	Value
Financials (0.4%)
	Harland Clarke Holdings Corporation, Term Loan
$900,000	7.000%, 5/22/2018	$863,361
	WaveDivision Holdings, LLC, Term Loan
895,500	4.000%, 10/12/2019	893,261

	Total	1,756,622

Technology (0.6%)
	First Data Corporation Extended, Term Loan
1,600,000	4.193%, 3/23/2018	1,558,000
	Freescale Semiconductor Inc., Term Loan
897,750	5.000%, 3/1/2020	889,733
	Infor US, Inc., Term Loan
571,967	5.250%, 4/5/2018	572,562

	Total	3,020,295

Transportation (0.8%)
	American Airlines, Inc., Term Loan
900,000	0.000%, 6/21/2019[b,c]	898,596
	American Petroleum Tankers Parent, LLC, Term Loan
450,000	4.750%, 10/2/2019	448,313
	Delta Air Lines, Inc., Term Loan
1,438,648	4.250%, 4/20/2017	1,442,691
	U.S. Airways, Inc., Term Loan
900,000	0.000%, 5/21/2019[b,c]	888,372

	Total	3,677,972

Utilities (0.7%)
	Calpine Corporation, Term Loan
793,909	4.000%, 4/1/2018	791,924
	Intergen NV, Term Loan
900,000	0.000%, 6/5/2020[b,c]	882,000
	NGPL PipeCo, LLC, Term Loan
762,857	6.750%, 9/15/2017	756,182
	Pacific Drilling SA, Term loan
900,000	0.000%, 5/18/2018[b,c]	895,725

	Total	3,325,831

	Total Bank Loans (cost $48,542,917)	48,410,243

	Long-Term Fixed Income (45.2%)
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity
1,279,912	0.333%, 7/25/2036[d]	1,138,114
320,000	0.353%, 11/25/2036[d]	252,920
	Countrywide Asset-Backed Certificates
1,250,000	5.530%, 4/25/2047	1,164,668
	J.P. Morgan Mortgage Trust
1,115,131	2.843%, 2/25/2036	947,714
	Renaissance Home Equity Loan Trust
790,332	5.746%, 5/25/2036	585,613
1,000,000	6.011%, 5/25/2036	717,604
1,450,000	5.797%, 8/25/2036	930,935

	Total	5,737,568

Basic Materials (0.8%)
	Dow Chemical Company
300,000	8.550%, 5/15/2019	382,762
	FMG Resources Pty. Ltd.
610,000	6.000%, 4/1/2017[e,f]	593,225
	Freeport-McMoRan Copper & Gold, Inc.
300,000	2.375%, 3/15/2018[e]	285,323
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
610,000	8.875%, 2/1/2018	622,200
	Ineos Finance plc
610,000	7.500%, 5/1/2020[e]	648,125
	Inmet Mining Corporation
610,000	7.500%, 6/1/2021[e]	584,075
	LyondellBasell Industries NV
300,000	6.000%, 11/15/2021	337,112
	Rio Tinto Finance USA plc
300,000	2.250%, 12/14/2018	291,529

	Total	3,744,351

Capital Goods (0.7%)
	Case New Holland, Inc.
235,000	7.875%, 12/1/2017	266,137
	CNH Capital, LLC
365,000	3.625%, 4/15/2018[e]	347,663
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	671,000
	Northrop Grumman Corporation
300,000	1.750%, 6/1/2018	290,979
	Reynolds Group Issuer, Inc.
610,000	6.875%, 2/15/2021	640,500
	Textron, Inc.
450,000	7.250%, 10/1/2019	534,371
	United Rentals North America, Inc.
610,000	7.375%, 5/15/2020	651,175

	Total	3,401,825

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.2%)	Value
Collateralized Mortgage Obligations (13.4%)
	American Home Mortgage Investment Trust
$2,415,677	6.250%, 12/25/2036	$1,192,714
	Banc of America Alternative Loan Trust
1,133,566	0.693%, 4/25/2035[d]	892,278
	Banc of America Funding Corporation
800,813	5.029%, 5/20/2036	657,289
	Bear Stearns Adjustable Rate Mortgage Trust
1,438,945	2.470%, 10/25/2035[d]	1,369,024
601,578	2.903%, 2/25/2036	453,976
	Citigroup Mortgage Loan Trust, Inc.
739,699	5.500%, 11/25/2035	664,091
	CitiMortgage Alternative Loan Trust
1,065,155	5.750%, 4/25/2037	954,980
	Countrywide Alternative Loan Trust
1,166,661	0.593%, 2/25/2035[d]	958,124
1,444,417	5.090%, 10/25/2035	1,195,846
581,171	5.500%, 2/25/2036	520,364
461,252	6.000%, 4/25/2036	369,844
1,086,545	6.500%, 8/25/2036	790,863
397,940	6.000%, 1/25/2037	315,754
	Countrywide Home Loan Mortgage Pass Through Trust
1,410,083	2.997%, 11/25/2035	1,130,896
1,261,074	5.155%, 2/20/2036	1,073,886
	Deutsche Alt-A Securities Mortgage Loan Trust
300,202	5.500%, 10/25/2021	309,609
894,622	0.393%, 11/25/2035[d]	494,429
1,578,923	0.939%, 4/25/2047[d]	1,240,202
	Federal Home Loan Mortgage Corporation
15,045,905	2.500%, 12/15/2022[g]	1,178,428
4,091,703	2.500%, 5/15/2027[g]	448,817
4,689,673	2.500%, 2/15/2028[g]	515,104
14,029,253	2.500%, 3/15/2028[g]	1,611,150
7,884,228	3.000%, 4/15/2028[g]	1,091,249
5,884,398	3.000%, 2/15/2033[g]	836,669
	Federal National Mortgage Association
5,941,306	2.500%, 2/25/2028[g]	644,453
4,757,180	3.000%, 4/25/2028[g]	678,737
5,824,409	3.500%, 1/25/2033[g]	939,407
	First Horizon Alternative Mortgage Securities Trust
1,667,170	2.375%, 3/25/2035	1,421,722
	First Horizon Mortgage Pass- Through Trust
1,301,037	2.518%, 8/25/2037	1,052,101
	Government National Mortgage Association
8,313,948	4.000%, 1/16/2027[g]	1,133,280
	Greenpoint Mortgage Funding Trust
1,197,926	0.393%, 10/25/2045[d]	848,012
	GSR Mortgage Loan Trust
479,139	0.383%, 8/25/2046[d]	445,153
	HomeBanc Mortgage Trust
1,365,908	2.455%, 4/25/2037	915,648
	IndyMac IMJA Mortgage Loan Trust
1,690,420	6.250%, 11/25/2037	1,518,813
	J.P. Morgan Alternative Loan Trust
1,744,466	6.500%, 3/25/2036	1,531,447
	J.P. Morgan Mortgage Trust
325,708	6.500%, 1/25/2035	316,773
836,170	2.968%, 10/25/2036	660,646
1,815,146	0.573%, 1/25/2037[d]	1,122,472
875,486	2.867%, 1/25/2037	703,753
1,079,199	6.250%, 8/25/2037	744,558
	Lehman Mortgage Trust
1,384,392	0.943%, 12/25/2035[d]	951,051
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	1,010,215
	Master Asset Securitization Trust
1,435,016	0.693%, 6/25/2036[d]	917,587
	MASTR Alternative Loans Trust
432,575	6.500%, 7/25/2034	459,271
1,250,220	0.643%, 12/25/2035[d]	640,314
	Merrill Lynch Alternative Note Asset Trust
961,651	6.000%, 3/25/2037	708,520
	Morgan Stanley Mortgage Loan Trust
986,598	5.341%, 11/25/2035	709,215
	MortgageIT Trust
1,678,949	0.453%, 12/25/2035[d]	1,459,951
	New Century Alternative Mortgage Loan Trust
950,790	6.167%, 7/25/2036	662,369
	RALI Trust
1,245,862	5.750%, 4/25/2037	977,750
1,738,950	6.250%, 4/25/2037	1,413,857
719,512	6.000%, 6/25/2037	570,708
	Residential Accredit Loans, Inc.
1,689,249	5.750%, 9/25/2035	1,491,262
1,614,419	6.000%, 1/25/2037	1,317,004
	Residential Asset Securitization Trust
1,150,665	5.500%, 4/25/2035	1,130,708
1,437,938	0.573%, 8/25/2037[d]	458,028
	Sequoia Mortgage Trust
2,457,413	3.898%, 9/20/2046	2,024,692
	Structured Adjustable Rate Mortgage Loan Trust
643,923	5.500%, 12/25/2034	619,649
777,251	3.033%, 9/25/2035	646,604
1,353,116	5.056%, 5/25/2036	1,016,396
	Structured Asset Mortgage Investments, Inc.
1,133,245	0.503%, 12/25/2035[d]	862,800
1,686,783	0.403%, 5/25/2046[d]	1,200,276
	WaMu Mortgage Pass Through Certificates
1,328,189	2.379%, 11/25/2036	1,088,602
237,993	2.654%, 8/25/2046	193,890
1,099,132	1.292%, 9/25/2046[d]	917,129
1,575,915	2.217%, 3/25/2047[d]	1,202,957

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.2%)	Value
Collateralized Mortgage Obligations (13.4%) - continued
	Washington Mutual Alternative Mortgage Pass Through Certificates
$1,528,494	0.793%, 6/25/2035[d]	$1,101,381
1,361,235	0.919%, 2/25/2047[d]	830,502
	Wells Fargo Mortgage Backed Securities Trust
670,194	0.893%, 5/25/2037[d]	533,959
715,969	6.000%, 7/25/2037	680,161

	Total	62,739,369

Commercial Mortgage-Backed Securities (0.7%)
	Credit Suisse Mortgage Capital Certificates
500,000	5.509%, 9/15/2039	536,589
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,446,204
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,446,339

	Total	3,429,132

Communications Services (1.9%)
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	588,650
	American Tower Corporation
300,000	5.050%, 9/1/2020	315,268
	CCO Holdings, LLC
610,000	6.500%, 4/30/2021	635,925
	CenturyLink, Inc.
610,000	5.625%, 4/1/2020	616,100
	Cequel Communications Escrow 1, LLC
610,000	6.375%, 9/15/2020[e]	620,675
	Clear Channel Worldwide Holdings, Inc.
610,000	6.500%, 11/15/2022[e]	628,300
	DIRECTV Holdings, LLC
300,000	5.875%, 10/1/2019	337,619
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	170,000
	Hughes Satellite Systems Corporation
610,000	6.500%, 6/15/2019	646,600
	Intelsat Jackson Holdings SA
610,000	7.250%, 4/1/2019	638,212
	NBCUniversal Media, LLC
300,000	2.875%, 1/15/2023[f]	284,951
	News America, Inc.
325,000	4.500%, 2/15/2021	348,165
	SBA Tower Trust
300,000	3.598%, 4/16/2043[e]	296,846
	Sprint Nextel Corporation
210,000	9.000%, 11/15/2018[e]	245,700
400,000	6.000%, 11/15/2022	392,000
	Telefonica Emisiones SAU
150,000	5.462%, 2/16/2021	154,642
	Univision Communications, Inc.
610,000	7.875%, 11/1/2020[e]	660,325
	UPCB Finance V, Ltd.
610,000	7.250%, 11/15/2021[e]	645,075
	Wind Acquisition Finance SA
210,000	11.750%, 7/15/2017[e]	218,400
400,000	7.250%, 2/15/2018[e]	403,000

	Total	8,846,453

Consumer Cyclical (1.7%)
	Chrysler Group, LLC
590,000	8.000%, 6/15/2019[f]	643,838
	Cinemark USA, Inc.
600,000	4.875%, 6/1/2023[e,f]	576,000
	Ford Motor Company
150,000	7.450%, 7/16/2031	179,582
	Ford Motor Credit Company, LLC
650,000	6.625%, 8/15/2017	735,665
	Gap, Inc.
300,000	5.950%, 4/12/2021	331,808
	General Motors Financial Company, Inc.
610,000	3.250%, 5/15/2018[e]	593,225
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	325,233
	Jaguar Land Rover Automotive plc
610,000	5.625%, 2/1/2023[e,f]	591,700
	Lennar Corporation
610,000	12.250%, 6/1/2017	782,325
	Limited Brands, Inc.
610,000	5.625%, 2/15/2022	619,150
	Macy’s Retail Holdings, Inc.
490,000	6.700%, 7/15/2034	557,627
	Royal Caribbean Cruises, Ltd.
610,000	5.250%, 11/15/2022	597,800
	Toll Brothers Finance Corporation
300,000	4.375%, 4/15/2023	279,000
	Toys R Us Property Company II, LLC
610,000	8.500%, 12/1/2017	633,638
	Wynn Las Vegas, LLC
610,000	5.375%, 3/15/2022[f]	616,100

	Total	8,062,691

Consumer Non-Cyclical (2.4%)
	AbbVie, Inc.
300,000	2.000%, 11/6/2018[e]	290,888
300,000	2.900%, 11/6/2022[e]	280,542
	Altria Group, Inc.
300,000	9.700%, 11/10/2018	398,822
	Baxter International, Inc.
300,000	3.200%, 6/15/2023	294,263
	Beam, Inc.
325,000	5.375%, 1/15/2016	355,217
	Biomet, Inc.
610,000	6.500%, 8/1/2020	628,681
	Boston Scientific Corporation
300,000	6.000%, 1/15/2020	339,563
	BRF SA
300,000	3.950%, 5/22/2023[e,f]	264,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.2%)	Value
Consumer Non-Cyclical (2.4%) - continued
	Bunge Limited Finance Corporation
$225,000	4.100%, 3/15/2016	$237,571
	Celgene Corporation
325,000	3.250%, 8/15/2022	308,236
	Covidien International Finance SA
650,000	3.200%, 6/15/2022	641,109
	Endo Health Solutions, Inc.
610,000	7.000%, 12/15/2020	612,288
	Fresenius Medical Care US Finance, Inc.
610,000	5.750%, 2/15/2021[e]	640,500
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	174,408
	Hawk Acquisition Sub, Inc.
610,000	4.250%, 10/15/2020[e]	583,313
	HCA, Inc.
610,000	5.875%, 3/15/2022	626,012
	Health Management Associates, Inc.
610,000	7.375%, 1/15/2020	668,713
	Heineken NV
300,000	2.750%, 4/1/2023[e]	275,039
	Kraft Foods Group, Inc.
330,000	3.500%, 6/6/2022	326,792
	Mallinckrodt International Finance SA
150,000	3.500%, 4/15/2018[e]	148,283
	Medco Health Solutions, Inc.
150,000	7.125%, 3/15/2018	180,704
	Pernod-Ricard SA
300,000	5.750%, 4/7/2021[e]	333,269
	SABMiller Holdings, Inc.
300,000	3.750%, 1/15/2022[e]	305,306
300,000	4.950%, 1/15/2042[e]	298,313
	Safeway, Inc.
150,000	5.000%, 8/15/2019	159,209
300,000	4.750%, 12/1/2021[f]	305,650
	Spectrum Brands Escrow Corporation
610,000	6.375%, 11/15/2020[e]	638,975
	Teva Pharmaceutical Finance IV BV
335,000	3.650%, 11/10/2021	335,031
	Tyson Foods, Inc.
325,000	4.500%, 6/15/2022	332,093
	VPII Escrow Corporation
270,000	7.500%, 7/15/2021[c,e]	279,450
	Zoetis, Inc.
180,000	3.250%, 2/1/2023[e]	171,021

	Total	11,433,261

Energy (2.1%)
	BP Capital Markets plc
325,000	4.750%, 3/10/2019	360,927
	Buckeye Partners, LP
300,000	4.150%, 7/1/2023	291,884
	Chevron Corporation
300,000	2.427%, 6/24/2020	298,290
	Concho Resources, Inc.
610,000	5.500%, 10/1/2022	603,900
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[e]	432,000
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	1,023,493
	EQT Corporation
300,000	8.125%, 6/1/2019	365,746
	Hess Corporation
300,000	8.125%, 2/15/2019	376,045
	Lukoil International Finance BV
300,000	3.416%, 4/24/2018[e]	291,750
	Marathon Oil Corporation
360,000	2.800%, 11/1/2022	333,058
	MEG Energy Corporation
610,000	6.375%, 1/30/2023[e]	591,700
	Murphy Oil Corporation
240,000	3.700%, 12/1/2022	222,630
	Oasis Petroleum, Inc.
610,000	6.875%, 1/15/2023	628,300
	Offshore Group Investment, Ltd.
610,000	7.500%, 11/1/2019[f]	635,925
	Pioneer Natural Resources Company
260,000	3.950%, 7/15/2022	256,725
	Plains Exploration & Production Company
610,000	6.125%, 6/15/2019	646,797
	Range Resources Corporation
610,000	5.000%, 8/15/2022	596,275
	Transocean, Inc.
300,000	6.375%, 12/15/2021	337,189
	Valero Energy Corporation
300,000	9.375%, 3/15/2019	393,371
	Weatherford International, Ltd.
390,000	6.000%, 3/15/2018	437,955
490,000	4.500%, 4/15/2022	484,432

	Total	9,608,392

Financials (8.4%)
	Aegon NV
600,000	2.055%, 7/29/2049[d,h]	429,000
	American Express Company
1,250,000	6.800%, 9/1/2066	1,334,375
	American General Institutional Capital A
1,200,000	7.570%, 12/1/2045[e]	1,428,000
	American International Group, Inc.
325,000	8.250%, 8/15/2018	403,046
	Bank of America Corporation
300,000	5.650%, 5/1/2018	333,295
300,000	5.700%, 1/24/2022	333,014
495,000	8.000%, 12/29/2049[h]	551,306
	Bank of New York Mellon Corporation
540,000	4.500%, 12/29/2049[h]	507,600
	BBVA International Preferred SA Unipersonal
1,350,000	5.919%, 12/29/2049[h]	1,208,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.2%)	Value
Financials (8.4%) - continued
	BBVA US Senior SAU
$150,000	4.664%, 10/9/2015	$154,518
	BNP Paribas SA
163,000	3.600%, 2/23/2016	170,766
1,250,000	5.186%, 6/29/2049[e,f,h]	1,187,500
	Cigna Corporation
300,000	4.000%, 2/15/2022	307,987
	Citigroup, Inc.
300,000	5.500%, 2/15/2017	328,071
1,490,000	5.950%, 12/29/2049[h]	1,482,699
	CNA Financial Corporation
300,000	7.350%, 11/15/2019	363,243
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
300,000	3.950%, 11/9/2022	286,882
975,000	11.000%, 12/29/2049[e,h]	1,250,437
	Coventry Health Care, Inc.
165,000	5.450%, 6/15/2021	183,787
	Credit Suisse AG
300,000	5.400%, 1/14/2020	325,032
	CyrusOne, LP/CyrusOne Finance Corporation
610,000	6.375%, 11/15/2022[e]	625,250
	Deutsche Bank AG
300,000	4.296%, 5/24/2028	277,002
	Developers Diversified Realty Corporation
490,000	7.875%, 9/1/2020	597,681
	Discover Financial Services
300,000	3.850%, 11/21/2022[e]	281,726
	Fifth Third Bancorp
900,000	5.100%, 12/31/2049[f,h]	850,500
	GE Capital Trust I
620,000	6.375%, 11/15/2067	642,475
	General Electric Capital Corporation
300,000	6.000%, 8/7/2019	348,280
1,200,000	6.250%, 12/15/2049[h]	1,275,000
	Genworth Financial, Inc.
300,000	6.515%, 5/22/2018	331,592
	Hartford Financial Services Group, Inc.
330,000	5.125%, 4/15/2022	359,078
	HCP, Inc.
305,000	3.750%, 2/1/2019	312,971
	Health Care REIT, Inc.
300,000	4.700%, 9/15/2017	325,991
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021	514,080
	Icahn Enterprises, LP
610,000	8.000%, 1/15/2018	640,500
	ING Bank NV
330,000	5.000%, 6/9/2021[e]	354,493
	ING Capital Funding Trust III
1,270,000	3.884%, 12/29/2049[d,h]	1,219,200
	ING US, Inc.
300,000	5.650%, 5/15/2053[e]	282,000
150,000	2.900%, 2/15/2018[e]	150,755
	International Lease Finance Corporation
300,000	2.224%, 6/15/2016[d]	297,750
	J.P. Morgan Chase & Company
300,000	2.000%, 8/15/2017	297,734
300,000	7.900%, 4/29/2049[h]	339,000
780,000	5.150%, 5/29/2049[h]	742,950
	KeyCorp
190,000	5.100%, 3/24/2021	211,387
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[e]	1,486,875
315,000	4.950%, 5/1/2022[e]	323,406
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,097,242
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[e]	319,835
	MetLife Capital Trust IV
1,050,000	7.875%, 12/15/2037[e]	1,250,452
	MetLife, Inc.
600,000	6.400%, 12/15/2036	613,500
	Morgan Stanley
150,000	5.500%, 1/26/2020	161,008
300,000	4.875%, 11/1/2022	296,370
	Murray Street Investment Trust I
325,000	4.647%, 3/9/2017	344,090
	Northern Trust Corporation
325,000	3.375%, 8/23/2021	329,546
	PNC Financial Services Group, Inc.
360,000	4.850%, 3/1/2049[h]	335,700
	Prologis, LP
385,000	7.375%, 10/30/2019	463,327
	Prudential Financial, Inc.
300,000	4.500%, 11/15/2020[f]	319,758
620,000	5.875%, 9/15/2042	621,550
1,225,000	5.625%, 6/15/2043	1,200,500
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[e]	633,600
	RBS Capital Trust III
900,000	5.512%, 9/29/2049[f,h]	657,000
	Regions Bank
150,000	7.500%, 5/15/2018	174,961
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	901,125
	Royal Bank of Scotland Group plc
300,000	6.125%, 12/15/2022	285,471
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[e]	328,042
	Societe Generale SA
150,000	5.200%, 4/15/2021[e,f]	158,365
	Swiss RE Capital I, LP
1,130,000	6.854%, 5/29/2049[e,h]	1,166,725
	Ventas Realty, LP
170,000	4.250%, 3/1/2022	171,457
	Wells Fargo & Company
300,000	3.450%, 2/13/2023	286,511
	XLIT, Ltd.

300,000	5.750%, 10/1/2021	339,507
	ZFS Finance USA Trust II
1,175,000	6.450%, 12/15/2065[e]	1,257,250

	Total	39,369,376

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Principal Amount	Long-Term Fixed Income (45.2%)	Value
Foreign Government (0.1%)
	Costa Rica Government International Bond
$300,000	4.250%, 1/26/2023[e]	$277,500
	Eksportfinans ASA
165,000	2.375%, 5/25/2016	157,988

	Total	435,488

Mortgage-Backed Securities (8.7%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,350,000	3.000%, 7/1/2043[c]	4,239,891
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
15,300,000	2.500%, 7/1/2028[c]	15,388,452
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
15,200,000	3.000%, 7/1/2043[c]	14,850,874
6,000,000	3.500%, 7/1/2043[c]	6,090,937

	Total	40,570,154

Technology (0.4%)
	CommScope, Inc.
610,000	8.250%, 1/15/2019[e]	651,175
	EMC Corporation
300,000	1.875%, 6/1/2018	296,551
	First Data Corporation
610,000	7.375%, 6/15/2019[e]	626,775
	Hewlett-Packard Company
165,000	4.650%, 12/9/2021	165,015
	Total System Services, Inc.
300,000	2.375%, 6/1/2018	290,654

	Total	2,030,170

Transportation (0.4%)
	Avis Budget Car Rental, LLC
610,000	5.500%, 4/1/2023[e]	588,650
	Canadian Pacific Railway Company
196,000	5.750%, 3/15/2033	213,830
	Delta Air Lines, Inc.
125,358	4.750%, 5/7/2020	131,313
	Hertz Corporation
610,000	6.750%, 4/15/2019	645,075
	United Air Lines, Inc.
178,046	10.400%, 11/1/2016	204,753

	Total	1,783,621

Utilities (2.3%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	565,775
	AES Corporation
610,000	7.375%, 7/1/2021	669,475
	Atlas Pipeline Partners, LP
610,000	4.750%, 11/15/2021[e]	549,000
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	301,581
	DCP Midstream Operating, LP
300,000	2.500%, 12/1/2017	296,130
	Electricite de France SA
1,500,000	5.250%, 1/29/2049[e,h]	1,434,000
	ENEL Finance International NV
300,000	5.125%, 10/7/2019[e]	311,560
	Energy Transfer Partners, LP
170,000	5.200%, 2/1/2022	179,907
170,000	6.500%, 2/1/2042	181,292
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,122,500
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	329,911
	ITC Holdings Corporation
300,000	4.050%, 7/1/2023[c]	300,534
	National Rural Utilities Cooperative Finance Corporation
720,000	4.750%, 4/30/2043	700,200
	NiSource Finance Corporation
305,000	5.450%, 9/15/2020	340,118
650,000	6.125%, 3/1/2022	733,566
	NRG Energy, Inc.
370,000	8.250%, 9/1/2020	398,675
240,000	6.625%, 3/15/2023[e]	240,000
	PPL Capital Funding, Inc.
300,000	4.200%, 6/15/2022	301,592
	Southern California Edison Company
1,300,000	6.250%, 8/1/2049[h]	1,365,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	625,704

	Total	10,946,520

	Total Long-Term Fixed Income (cost $206,622,160)	212,138,371

Shares	Common Stock (35.5%)
Consumer Discretionary (3.8%)
55,700	Apollo Group, Inc.[f,i]	987,004
33,200	Brown Shoe Company, Inc.	714,796
49,100	Comcast Corporation	2,056,308
23,100	Expedia, Inc.	1,389,465
47,700	General Motors Company[i]	1,588,887
15,700	Hanesbrands, Inc.	807,294
32,500	Home Depot, Inc.	2,517,775
132	Lear Corporation	7,981
14	Lear Corporation Warrants, $0.01, expires 11/9/2014[i]	1,526
49,600	Lowe’s Companies, Inc.	2,028,640
11,900	Macy’s, Inc.	571,200
9,300	Sherwin-Williams Company	1,642,380
11,600	Target Corporation	798,776
29,000	Thomson Reuters Corporation[f]	944,530
35,800	TJX Companies, Inc.	1,792,148

	Total	17,848,710

Consumer Staples (3.2%)
38,700	Coca-Cola Company	1,552,257
6,700	Colgate-Palmolive Company	383,843

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (35.5%)	Value
Consumer Staples (3.2%) - continued
34,600	CVS Caremark Corporation	$1,978,428
9,800	Energizer Holdings, Inc.	984,998
16,600	General Mills, Inc.	805,598
31,200	Kraft Foods Group, Inc.	1,743,144
8,500	PepsiCo, Inc.	695,215
3,800	Philip Morris International, Inc.	329,156
34,200	Procter & Gamble Company	2,633,058
10,300	Reynolds American, Inc.	498,211
12,300	Universal Corporation[f]	711,555
7,500	Walgreen Company	331,500
30,000	Wal-Mart Stores, Inc.	2,234,700

	Total	14,881,663

Energy (3.9%)
67,200	C&J Energy Services, Inc.[f,i]	1,301,664
32,200	Chevron Corporation	3,810,548
38,500	ConocoPhillips	2,329,250
5,800	CVR Energy, Inc.	274,920
8,600	Diamond Offshore Drilling, Inc.[f]	591,594
48,100	Exxon Mobil Corporation	4,345,835
31,700	HollyFrontier Corporation	1,356,126
27,100	Marathon Petroleum Corporation	1,925,726
29,600	Phillips 66	1,743,736
12,100	Transocean, Ltd.	580,195

	Total	18,259,594

Financials (10.7%)
23,800	ACE, Ltd.	2,129,624
8,700	Aflac, Inc.	505,644
161,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,721,275
17,200	American Capital Mortgage Investment Corporation	309,084
12,900	AmTrust Financial Services, Inc.[f]	460,530
109,300	Annaly Capital Management, Inc.	1,373,901
183,600	Ares Capital Corporation	3,157,920
34,800	Aspen Insurance Holdings, Ltd.	1,290,732
633,180	BlackRock Enhanced Equity Dividend Trust	4,818,500
130,300	CapitalSource, Inc.	1,222,214
44,600	CBOE Holdings, Inc.	2,080,144
445,100	Chimera Investment Corporation	1,335,300
59,200	Dynex Capital, Inc.	603,248
375,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,476,250
150,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,899,000
35,400	iShares S&P National Municipal Bond Fund	3,718,416
41,900	J.P. Morgan Chase & Company	2,211,901
1,800	MasterCard, Inc.	1,034,100
16,500	Montpelier Re Holdings, Inc.	412,665
18,100	PartnerRe, Ltd.	1,639,136
9,300	RenaissanceRe Holdings, Ltd.	807,147
31,100	Retail Properties of America, Inc.	444,108
10,600	Silver Bay Realty Trust Corporation REIT[f]	175,536
140,000	Solar Capital, Ltd.	3,232,600
25,900	Travelers Companies, Inc.	2,069,928
217,100	Two Harbors Investment Corporation	2,225,275
24,500	U.S. Bancorp	885,675
97,100	Wells Fargo & Company	4,007,317

	Total	50,247,170

Health Care (3.2%)
42,500	AbbVie, Inc.	1,756,950
3,800	Amgen, Inc.	374,908
30,300	Bristol-Myers Squibb Company	1,354,107
29,700	Eli Lilly and Company	1,458,864
17,400	Johnson & Johnson	1,493,964
49,800	Medtronic, Inc.	2,563,206
195,450	PDL BioPharma, Inc.[f]	1,508,874
156,128	Pfizer, Inc.[f]	4,373,145

	Total	14,884,018

Industrials (3.6%)
19,800	3M Company	2,165,130
15,900	ADT Corporation[i]	633,615
4,200	Copa Holdings SA	550,704
104,700	Delta Air Lines, Inc.[i]	1,958,937
15,700	Dun & Bradstreet Corporation[f]	1,529,965
118,300	Exelis, Inc.	1,631,357
14,000	Lockheed Martin Corporation	1,518,440
30,600	Northrop Grumman Corporation	2,533,680
27,500	Raytheon Company	1,818,300
48,600	Republic Services, Inc.	1,649,484
5,900	Union Pacific Corporation	910,252

	Total	16,899,864

Information Technology (3.6%)
12,400	Accenture plc	892,304
53,800	Activision Blizzard, Inc.	767,188
45,300	AOL, Inc.[i]	1,652,544
117,200	Cisco Systems, Inc.	2,849,132
29,400	Computer Sciences Corporation	1,286,838
2,700	International Business Machines Corporation	515,997
21,200	j2 Global, Inc.[f]	901,212
55,200	Microsoft Corporation	1,906,056
17,900	Oracle Corporation	549,888
47,400	Seagate Technology plc	2,124,942
29,200	Western Digital Corporation	1,813,028
98,300	Western Union Company	1,681,913

	Total	16,941,042

Materials (0.7%)
4,000	CF Industries Holdings, Inc.	686,000
9,600	Monsanto Company	948,480
7,800	PPG Industries, Inc.	1,141,998
7,900	Schweitzer-Mauduit International, Inc.	394,052

	Total	3,170,530

Telecommunications Services (1.1%)
60,800	AT&T, Inc.	2,152,320
60,100	Verizon Communications, Inc.	3,025,434

	Total	5,177,754

Utilities (1.7%)
46,900	American Electric Power Company, Inc.	2,100,182
6,500	American States Water Company	348,855
22,400	CenterPoint Energy, Inc.	526,176

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Shares	Common Stock (35.5%)	Value
Utilities (1.7%) - continued
17,900	Consolidated Edison, Inc.	$1,043,749
10,400	Laclede Group, Inc.	474,864
16,500	PG&E Corporation	754,545
6,300	Pinnacle West Capital Corporation	349,461
39,000	Southern Company	1,721,070
22,000	Wisconsin Energy Corporation	901,780

	Total	8,220,682

	Total Common Stock (cost $154,916,796)	166,531,027

	Preferred Stock (2.7%)
Financials (2.7%)
64,790	Annaly Capital Management, Inc., 7.500%[h]	1,595,778
1,200	Bank of America Corporation, Convertible, 7.250%[h]	1,332,600
16,470	CoBank ACB, 6.250%[e,h]	1,691,778
24,000	Countrywide Capital V, 7.000%	603,840
30,000	DDR Corporation, 6.250%[h]	711,300
10,000	ING Groep NV, 8.500%[h]	253,100
19,500	PNC Financial Services Group, Inc., 6.125%[h]	524,355
15,000	Royal Bank of Scotland Group plc, 7.250%[h]	359,400
15,000	State Street Corporation, 5.250%[h]	375,000
63,000	The Allstate Corporation, 5.100%	1,612,170
29,400	The Goldman Sachs Group, Inc., 5.500%[h]	709,716
52,000	U.S. Bancorp, 6.500%[h]	1,461,200
1,200	Wells Fargo & Company, Convertible, 7.500%[h]	1,432,800
	Total	12,663,037

	Total Preferred Stock (cost $12,466,799)	12,663,037

	Collateral Held for Securities Loaned (4.0%)
18,733,548	Thrivent Cash Management Trust	18,733,548

	Total Collateral Held for Securities Loaned (cost $18,733,548)	18,733,548

Shares or Principal Amount	Short-Term Investments (17.0%)
	Federal Home Loan Bank Discount Notes
1,100,000	0.093%, 11/22/2013[j,k]	1,099,585
	Federal National Mortgage Association Discount Notes
100,000	0.100%, 12/4/2013[j,k]	99,956
78,483,234	Thrivent Cash Management Trust 0.080%	78,483,234

	Total Short-Term Investments (at amortized cost)	79,682,775

	Total Investments (cost $520,964,995) 114.7%	$538,159,001

	Other Assets and Liabilities, Net (14.7%)	(68,870,249)

	Total Net Assets 100.0%	$469,288,752

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 28, 2013.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2013, the value of these investments was $32,617,155 or 7.0% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 28, 2013, $1,199,541 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,079,515
Gross unrealized depreciation	(7,050,806)

Net unrealized appreciation (depreciation)	$17,028,709

Cost for federal income tax purposes	$521,130,292

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2013, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,055,451	—	4,055,451	—
Capital Goods	1,778,725	—	1,778,725	—
Communications Services	16,857,183	—	16,857,183	—
Consumer Cyclical	7,411,821	—	7,411,821	—
Consumer Non-Cyclical	4,441,497	—	4,441,497	—
Energy	2,084,846	—	2,084,846	—
Financials	1,756,622	—	1,756,622	—
Technology	3,020,295	—	3,020,295	—
Transportation	3,677,972	—	3,677,972	—
Utilities	3,325,831	—	3,325,831	—
Long-Term Fixed Income
Asset-Backed Securities	5,737,568	—	5,737,568	—
Basic Materials	3,744,351	—	3,744,351	—
Capital Goods	3,401,825	—	3,401,825	—
Collateralized Mortgage Obligations	62,739,369	—	62,739,369	—
Commercial Mortgage-Backed Securities	3,429,132	—	3,429,132	—
Communications Services	8,846,453	—	8,846,453	—
Consumer Cyclical	8,062,691	—	8,062,691	—
Consumer Non-Cyclical	11,433,261	—	11,433,261	—
Energy	9,608,392	—	9,608,392	—
Financials	39,369,376	—	39,369,376	—
Foreign Government	435,488	—	435,488	—
Mortgage-Backed Securities	40,570,154	—	40,570,154	—
Technology	2,030,170	—	2,030,170	—
Transportation	1,783,621	—	1,783,621	—
Utilities	10,946,520	—	10,946,520	—
Common Stock
Consumer Discretionary	17,848,710	17,848,710	—	—
Consumer Staples	14,881,663	14,881,663	—	—
Energy	18,259,594	18,259,594	—	—
Financials	50,247,170	50,247,170	—	—
Health Care	14,884,018	14,884,018	—	—
Industrials	16,899,864	16,899,864	—	—
Information Technology	16,941,042	16,941,042	—	—
Materials	3,170,530	3,170,530	—	—
Telecommunications Services	5,177,754	5,177,754	—	—
Utilities	8,220,682	8,220,682	—	—
Preferred Stock
Financials	12,663,037	10,971,259	1,691,778	—
Collateral Held for Securities Loaned	18,733,548	18,733,548	—	—
Short-Term Investments	79,682,775	78,483,234	1,199,541	—

Total	$538,159,001	$274,719,068	$263,439,933	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	197,892	197,892	—	—

Total Asset Derivatives	$197,892	$197,892	$—	$—

Liability Derivatives
Futures Contracts	121,150	121,150	—	—

Total Liability Derivatives	$121,150	$121,150	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2013. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	September 2013	$4,814,791	$4,720,828	($93,963)
10-Yr. U.S. Treasury Bond Futures	(10)	September 2013	(1,304,813)	(1,265,625)	39,188
S&P 500 Index Futures	(36)	September 2013	(14,552,404)	(14,393,700)	158,704
S&P 500 Index Mini-Futures	34	September 2013	2,745,998	2,718,811	(27,187)
Total Futures Contracts					$76,742

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2013, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	39,188
Total Interest Rate Contracts		39,188
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	158,704
Total Equity Contracts		158,704

Total Asset Derivatives		$197,892

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	93,963
Total Interest Rate Contracts		93,963
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	27,187
Total Equity Contracts		27,187

Total Liability Derivatives		$121,150

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2013, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	13,750
Futures	Net realized gains/(losses) on Futures contracts	(1,554,181)
Total Equity Contracts		(1,540,431)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,074)
Total Interest Rate Contracts		(1,074)

Total		($1,541,505)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 28, 2013

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2013, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(54,782)
Total Interest Rate Contracts		(54,782)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	165,197
Total Equity Contracts		165,197

Total		$110,415

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 28, 2013.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$15,886,812	3.9%	1
Interest Rate Contracts	6,203,262	1.5	N/A

*	Notional amount represents long or short, or both, derivative positions held by the fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2012	Gross Purchases	Gross Sales	Shares Held at June 28, 2013	Value June 28, 2013	Income Earned January 1, 2013 - June 28, 2013
Cash Management Trust- Collateral Investment	$5,762,100	$43,303,704	$30,332,256	18,733,548	$18,733,548	$41,413
Cash Management Trust- Short Term Investment	43,832,825	116,858,742	82,208,333	78,483,234	78,483,234	25,595
Total Value and Income Earned	49,594,925				97,216,782	67,008

The accompanying Notes to Financial Statements are an integral part of this schedule.

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Thrivent Mutual Funds

Statement of Assets and Liabilities

As of June 28, 2013 (unaudited)	Natural Resources Fund	Equity Income Plus Fund	Diversified Income Plus Fund
Assets
Investments at cost	$96,506,018	$65,386,831	$520,964,995
Investments in securities at value	91,377,076	67,765,557	440,942,219
Investments in affiliates at value	8,492,052	3,562,042	97,216,782
Investments at Value	99,869,128	71,327,599	538,159,001
Cash	—	—	1,965
Dividends and interest receivable	136,166	184,179	2,381,796
Prepaid expenses	21,178	14,359	8,307
Receivable for investments sold	—	—	365,181
Receivable for fund shares sold	23,387	212,217	1,158,253
Receivable for variation margin	—	—	49,134
Total Assets	100,049,859	71,738,354	542,123,637
Liabilities
Distributions payable	—	10,167	156,591
Accrued expenses	29,265	23,492	82,790
Payable for investments purchased	—	—	53,154,340
Payable upon return of collateral for securities loaned	6,320,892	—	18,733,548
Payable for fund shares redeemed	1,498	11,404	364,445
Payable for variation margin	—	16,425	11,728
Payable to affiliate	66,817	41,810	289,264
Mortgage dollar roll deferred revenue	—	—	42,179
Total Liabilities	6,418,472	103,298	72,834,885
Net Assets
Capital stock (beneficial interest)	105,159,523	63,868,956	457,742,133
Accumulated undistributed net investment income/(loss)	313,315	(18,258)	(221,684)
Accumulated undistributed net realized gain/(loss)	(15,204,461)	1,909,360	(5,502,445)
Net unrealized appreciation/(depreciation) on:
Investments	3,363,110	5,940,768	17,194,006
Futures contracts	—	(65,770)	76,742
Foreign currency transactions	(100)	—	—
Total Net Assets	$93,631,387	$71,635,056	$469,288,752
Class A Share Capital	$14,764,749	$33,922,095	$377,456,972
Shares of beneficial interest outstanding (Class A)	1,622,252	3,231,225	53,723,121
Net asset value per share	$9.10	$10.50	$7.03
Maximum public offering price	$9.63	$11.11	$7.36
Institutional Class Share Capital	$78,866,638	$37,712,961	$91,831,780
Shares of beneficial interest outstanding (Institutional Class)	8,650,793	3,588,414	13,164,267
Net asset value per share	$9.12	$10.51	$6.98

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations

For the six months ended June 28, 2013 (unaudited)	Natural Resources Fund	Equity Income Plus Fund	Diversified Income Plus Fund
Investment Income
Dividends	$817,277	$937,881	$2,701,820
Taxable interest	165	91,447	5,695,695
Income from mortgage dollar rolls	—	—	258,892
Income from securities loaned	15,264	—	41,413
Income from affiliated investments	1,257	509	25,595
Foreign tax withholding	(16,398)	(16,508)	(1,926)
Total Investment Income	817,565	1,013,329	8,721,489
Expenses
Adviser fees	381,382	215,973	1,112,495
Administrative service fees	43,819	41,147	72,420
Audit and legal fees	10,840	10,450	12,860
Custody fees	2,558	9,287	22,546
Distribution expenses Class A	18,760	36,838	414,294
Insurance expenses	2,099	1,994	2,742
Printing and postage expenses Class A	7,891	7,947	42,619
Printing and postage expenses Institutional Class	273	565	3,373
SEC and state registration expenses	13,760	13,919	50,941
Transfer agent fees Class A	36,472	33,803	160,028
Transfer agent fees Institutional Class	410	1,219	18,797
Trustees’ fees	4,409	3,789	13,639
Other expenses	5,107	5,796	15,269
Total Expenses Before Reimbursement	527,780	382,727	1,942,023
Less:
Reimbursement from adviser	(38,603)	(65,330)	(26,896)
Custody earnings credit	(5)	(11)	(57)
Total Net Expenses	489,172	317,386	1,915,070
Net Investment Income/(Loss)	328,393	695,943	6,806,419
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	1,630,289	2,685,416	8,548,084
Written option contracts	—	—	13,750
Futures contracts	—	159,529	(1,555,255)
Foreign currency transactions	(3,674)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,124,758)	3,027,621	2,891,231
Futures contracts	—	(61,390)	110,415
Foreign currency transactions	70	—	—
Net Realized and Unrealized Gains/(Losses)	(498,073)	5,811,176	10,008,225
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(169,680)	$6,507,119	$16,814,644

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Natural Resources Fund		Equity Income Plus Fund
For the periods ended	6/28/2013 (unaudited)	12/31/2012	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$328,393	$702,883	$695,943	$1,385,941
Net realized gains/(losses)	1,626,615	426,770	2,844,945	2,650,694
Change in net unrealized appreciation/(depreciation)	(2,124,688)	(4,201,622)	2,966,231	2,789,481
Net Change in Net Assets Resulting From Operations	(169,680)	(3,071,969)	6,507,119	6,826,116
Distributions to Shareholders
From net investment income Class A	—	(69,338)	(297,316)	(532,917)
From net investment income Institutional Class	—	(640,309)	(411,211)	(850,648)

Total From Net Investment Income	—	(709,647)	(708,527)	(1,383,565)

From return of capital Class A	—	(13,007)	—	—
From return of capital Institutional Class	—	(69,179)	—	—

Total From Return of Capital	—	(82,186)	—	—

Total Distributions to Shareholders	—	(791,833)	(708,527)	(1,383,565)
Capital Stock Transactions
Class A
Sold	1,742,074	4,210,350	7,736,098	7,622,174
Distributions reinvested	—	81,131	282,914	509,900
Redeemed	(1,812,852)	(4,023,927)	(2,164,722)	(5,752,057)

Total Class A Capital Stock Transactions	(70,778)	267,554	5,854,290	2,380,017

Institutional Class
Sold	79,941	6,943,628	124,570	1,685,762
Distributions reinvested	—	705,386	409,108	846,684
Redeemed	(170,176)	(22,325,806)	(1,478,870)	(951,520)

Total Institutional Class Capital Stock Transactions	(90,235)	(14,676,792)	(945,192)	1,580,926

Capital Stock Transactions	(161,013)	(14,409,238)	4,909,098	3,960,943
Net Increase/(Decrease) in Net Assets	(330,693)	(18,273,040)	10,707,690	9,403,494
Net Assets, Beginning of Period	93,962,080	112,235,120	60,927,366	51,523,872
Net Assets, End of Period	$93,631,387	$93,962,080	$71,635,056	$60,927,366
Accumulated Undistributed Net Investment Income/(Loss)	$313,315	$(15,078)	$(18,258)	$(5,674)
Capital Stock Share Transactions
Class A shares
Sold	184,636	444,569	742,149	814,442
Distributions reinvested	—	9,095	27,021	53,801
Redeemed	(191,459)	(434,457)	(208,756)	(608,405)

Total Class A shares	(6,823)	19,207	560,414	259,838

Institutional Class shares
Sold	8,564	712,428	12,078	181,445
Distributions reinvested	—	79,079	39,041	89,233
Redeemed	(18,018)	(2,246,295)	(141,931)	(101,406)

Total Institutional Class shares	(9,454)	(1,454,788)	(90,812)	169,272

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Diversified Income Plus Fund
For the periods ended	6/28/2013 (unaudited)	12/31/2012
Operations
Net investment income/(loss)	$6,806,419	$11,445,522
Net realized gains/(losses)	7,006,579	5,870,154
Change in net unrealized appreciation/(depreciation)	3,001,646	16,722,735
Net Change in Net Assets Resulting From Operations	16,814,644	34,038,411
Distributions to Shareholders
From net investment income Class A	(6,003,885)	(9,729,680)
From net investment income Institutional Class	(1,491,874)	(1,476,076)

Total From Net Investment Income	(7,495,759)	(11,205,756)

Total Distributions to Shareholders	(7,495,759)	(11,205,756)
Capital Stock Transactions
Class A
Sold	94,751,870	93,398,968
Distributions reinvested	5,104,047	7,999,318
Redeemed	(21,176,763)	(31,625,945)

Total Class A Capital Stock Transactions	78,679,154	69,772,341

Institutional Class
Sold	42,895,709	39,483,169
Distributions reinvested	1,475,633	1,456,365
Redeemed	(7,966,725)	(6,549,936)

Total Institutional Class Capital Stock Transactions	36,404,617	34,389,598

Capital Stock Transactions	115,083,771	104,161,939
Net Increase/(Decrease) in Net Assets	124,402,656	126,994,594
Net Assets, Beginning of Period	344,886,096	217,891,502
Net Assets, End of Period	$469,288,752	$344,886,096
Accumulated Undistributed Net Investment Income/(Loss)	$(221,684)	$467,656
Capital Stock Share Transactions
Class A shares
Sold	13,356,013	13,997,392
Distributions reinvested	721,017	1,200,909
Redeemed	(2,988,742)	(4,770,795)

Total Class A shares	11,088,288	10,427,506

Institutional Class shares
Sold	6,088,931	5,957,144
Distributions reinvested	209,806	219,226
Redeemed	(1,130,647)	(991,583)

Total Institutional Class shares	5,168,090	5,184,787

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, thirteen equity funds, two hybrid funds, six fixed-income funds, and one money market fund.

This shareholder report includes Thrivent Natural Resources Fund, Thrivent Equity Income Plus Fund and Thrivent Diversified Income Plus Fund, three of the Trust’s twenty-six Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

(A) Share Classes – As of June 28, 2013, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a reduced or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of at least $1.00 per share.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies and procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. As of June 28, 2013, no Funds held these types of Level 3 securities.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 28, 2013, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2009 through 2012. Additionally, as of June 28, 2013, the tax year ended December 31, 2008 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 28, 2013, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(G) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Natural Resources Fund and Equity Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(H) Derivative Financial Instruments – Each of the Funds, except Thrivent Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses on the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Funds’ Schedules of Investments for additional information as of December 31, 2012.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged	Net Amount
Natural Resources
Securities Lending	6,320,892	—	6,320,892	—	6,320,892	—	—
Diversified Income Plus
Futures Contracts	49,134	—	49,134	—	—	49,134	—
Securities Lending	18,733,548	—	18,733,548	—	18,733,548	—	—

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Offset	Non-Cash Collateral Pledged	Net Amount
Equity Income Plus
Futures Contracts	16,425	—	16,425	—	—	16,425	—
Diversified Income Plus
Futures Contracts	11,728	—	11,728	—	—	11,728	—

(I) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(J) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of June 28, 2013, the value of securities on loan is as follows:

Fund	Securities on Loan
Natural Resources	$6,239,684
Diversified Income Plus	18,264,791

(K) When-Issued and Delayed Delivery Transactions – Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(L) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(M) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 28, 2013, none of the Funds engaged in these types of investments.

(N) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(O) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Litigation – Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

(S) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Natural Resources	0.800%	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Equity Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%

(B) Expense Reimbursements – As of June 28, 2013, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Natural Resources	1.30%	N/A	2/28/2014
Equity Income Plus	1.15%	0.80%	2/28/2014
Diversified Income Plus	1.00%	N/A	2/28/2014

The Funds covered in this shareholder report may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 28, 2013, none of the Funds covered in this shareholder report invested in High Yield Fund. During the six months ended June 28, 2013, none of the Funds covered in this shareholder report invested in Money Market Fund. During the six months ended June 28, 2013, all Funds covered in this shareholder report invested in Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee which is charged to the Fund for its investment in High Yield Fund or Money Market Fund.

(C) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% of average net assets.

(D) Sales Charges and Other Fees – For the six months ended June 28, 2013, Thrivent Investment Mgt. received $1,105,555 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended June 28, 2013, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $157,387 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services, Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended June 28, 2013, Thrivent Investor Services received $236,121 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $8,008 in fees from the Funds covered in this shareholder report for the six months ended June 28, 2013. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

(E) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 28, 2013, the tax-basis balance has not yet been determined.

At December 31, 2012, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Natural Resources	$3,770,133	2016
	7,987,053	2017

	$11,757,186

Equity Income Plus	842,469	2017

	$842,469

Diversified Income Plus	5,949,654	2016
	6,421,989	2017

	$12,371,643

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending December 31, 2012 and later, are subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At December 31, 2012, the following Fund had accumulated net realized capital loss carryovers subject to the Act, as follows:

Fund	Capital Loss Carryover	Tax Character
Natural Resources	$3,303,760	Short-term
	1,618,870	Long-term

	$4,922,630

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 28, 2013, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Natural Resources	$22,257	$21,424
Equity Income Plus	38,681	36,948
Diversified Income Plus	241,757	167,862

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Diversified Income Plus	$168,885	$131,724

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2013, no Funds held restricted securities.

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – The Funds may invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 28, 2013

(unaudited)

(E) Written Option Contracts – The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 28, 2013, were as follows:

	Number of Contracts	Premium Amount
Diversified Income Plus
Balance at December 31, 2012	—	$—
Opened	6	17,750
Closed	(3)	(9,250)
Expired	(3)	(8,500)
Exercised	—	—

Balance at June 28, 2013	—	$—

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of June 28, 2013, no related parties held shares in excess of 5% of the Funds covered in this shareholder report.

(8) SUBSEQUENT EVENTS

On August 6, 2013, the Thrivent Asset Allocation Funds, as the shareholders of underlying Thrivent Mutual Funds (the “underlying funds”), redeemed their shares in-kind of Equity Income Plus Fund. Equity Income Plus Fund distributed portfolio securities rather than cash as payment for the redemption of these fund shares. Due to the in-kind redemption, the assets of Equity Income Plus decreased approximately 49%. The in-kind transactions were conducted at market value. For financial reporting purposes, the underlying funds recognize gains on these transaction to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gain of $4.5 million related to this transaction is included in the Statement of Operations of Equity Income Plus on June 28, 2013 as unrealized gains/(losses) on investments.

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions
NATURAL RESOURCES FUND(c)
Class A Shares
Period Ended 6/28/2013 (unaudited)	$9.13	$0.02	$(0.05)	$(0.03)	$—	$—	$—
Year Ended 12/31/2012	9.57	0.04	(0.43)	(0.39)	(0.04)	(0.01)	(0.05)
Year Ended 12/31/2011	9.66	0.08	0.01	0.09	(0.09)	(0.09)	(0.18)
Year Ended 12/31/2010	7.79	0.11	1.98	2.09	(0.18)	(0.04)	(0.22)
Year Ended 12/31/2009	6.36	0.19	1.50	1.69	(0.18)	(0.08)	(0.26)
Year Ended 12/31/2008	10.56	0.23	(4.05)	(3.82)	(0.22)	(0.16)	(0.38)
Institutional Class Shares
Period Ended 6/28/2013 (unaudited)	9.13	0.03	(0.04)	(0.01)	—	—	—
Year Ended 12/31/2012	9.57	0.07	(0.43)	(0.36)	(0.07)	(0.01)	(0.08)
Year Ended 12/31/2011	9.66	0.12	—	0.12	(0.12)	(0.09)	(0.21)
Year Ended 12/31/2010	7.80	0.13	1.98	2.11	(0.21)	(0.04)	(0.25)
Year Ended 12/31/2009	6.34	0.20	1.53	1.73	(0.19)	(0.08)	(0.27)
Year Ended 12/31/2008	10.56	0.25	(4.06)	(3.81)	(0.25)	(0.16)	(0.41)

EQUITY INCOME PLUS FUND
Class A Shares
Period Ended 6/28/2013 (unaudited)	9.59	0.09	0.92	1.01	(0.10)	—	(0.10)
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—	(0.20)
Year Ended 12/31/2011	9.08	0.13	(0.38)	(0.25)	(0.13)	—	(0.13)
Year Ended 12/31/2010	7.98	0.13	1.12	1.25	(0.15)	—	(0.15)
Year Ended 12/31/2009	7.03	0.13	0.95	1.08	(0.13)	—	(0.13)
Year Ended 12/31/2008(d)	10.00	0.18	(2.97)	(2.79)	(0.17)	(0.01)	(0.18)
Institutional Class Shares
Period Ended 6/28/2013 (unaudited)	9.60	0.12	0.90	1.02	(0.11)	—	(0.11)
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—	(0.23)
Year Ended 12/31/2011	9.08	0.16	(0.37)	(0.21)	(0.16)	—	(0.16)
Year Ended 12/31/2010	7.98	0.17	1.11	1.28	(0.18)	—	(0.18)
Year Ended 12/31/2009	7.04	0.16	0.94	1.10	(0.16)	—	(0.16)
Year Ended 12/31/2008(d)	10.00	0.18	(2.94)	(2.76)	(0.19)	(0.01)	(0.20)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Prior to October 10, 2011, Fund was the “Real Estate Securities Fund” and invested at least 80% of its net assets in issuers primarily engaged in the U.S. real estate industry.
(d)	Since fund inception, February 29, 2008.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ 9.10	(0.33)%	$14.8	1.30%	0.42%	1.81%	(0.10)%	23%
9.13	(4.05)%	14.9	1.30%	0.46%	1.77%	(0.01)%	30%
9.57	0.85%	15.4	1.30%	0.77%	1.70%	0.37%	92%
9.66	27.15%	14.8	1.29%	1.17%	1.81%	0.66%	18%
7.79	28.55%	10.8	1.25%	3.09%	2.23%	2.11%	20%
6.36	(37.16)%	8.4	1.25%	2.50%	1.73%	2.02%	49%

9.12	(0.11)%	78.9	0.97%	0.74%	0.97%	0.74%	23%
9.13	(3.71)%	79.1	0.97%	0.78%	0.97%	0.78%	30%
9.57	1.21%	96.8	0.94%	1.15%	0.94%	1.15%	92%
9.66	27.38%	95.4	0.97%	1.47%	0.97%	1.47%	18%
7.80	28.97%	80.2	1.03%	3.24%	1.04%	3.23%	20%
6.34	(37.00)%	56.5	0.91%	2.73%	0.93%	2.72%	49%

10.50	10.51%	33.9	1.15%	1.91%	1.44%	1.62%	56%
9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%
8.70	(2.79)%	21.0	1.15%	1.47%	1.47%	1.15%	193%
9.08	15.83%	11.7	1.16%	1.90%	1.76%	1.29%	360%
7.98	15.74%	4.1	1.15%	1.92%	1.93%	1.14%	414%
7.03	(28.15)%	2.9	1.15%	2.35%	1.68%	1.82%	114%

10.51	10.68%	37.7	0.80%	2.24%	0.92%	2.12%	56%
9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%
8.71	(2.35)%	30.6	0.80%	1.80%	0.94%	1.66%	193%
9.08	16.23%	29.9	0.81%	2.09%	1.19%	1.70%	360%
7.98	15.97%	24.7	0.80%	2.28%	1.35%	1.73%	414%
7.04	(27.90)%	20.3	0.80%	2.56%	1.08%	2.28%	114%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis of less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Total Distributions
DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/28/2013 (unaudited)	$6.82	$0.11	$0.22	$0.33	$(0.12)	$(0.12)
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	(0.26)
Year Ended 12/31/2011	6.39	0.27	(0.15)	0.12	(0.29)	(0.29)
Year Ended 12/31/2010	5.83	0.33	0.54	0.87	(0.31)	(0.31)
Year Ended 12/31/2009	4.68	0.32	1.11	1.43	(0.28)	(0.28)
Year Ended 12/31/2008	6.48	0.30	(1.78)	(1.48)	(0.32)	(0.32)
Institutional Class Shares
Period Ended 6/28/2013 (unaudited)	6.77	0.13	0.22	0.35	(0.14)	(0.14)
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	(0.29)
Year Ended 12/31/2011	6.36	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended 12/31/2010	5.81	0.36	0.52	0.88	(0.33)	(0.33)
Year Ended 12/31/2009	4.67	0.35	1.09	1.44	(0.30)	(0.30)
Year Ended 12/31/2008	6.47	0.31	(1.76)	(1.45)	(0.35)	(0.35)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ 7.03	4.90%	$377.5	1.00%	3.31%	1.02%	3.29%	78%
6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%
6.22	1.78%	200.5	0.97%	4.29%	1.06%	4.20%	126%
6.39	15.24%	171.5	1.12%	5.62%	1.12%	5.61%	112%
5.83	31.50%	135.2	1.18%	6.32%	1.20%	6.30%	94%
4.68	(23.69)%	109.4	1.06%	5.02%	1.11%	4.97%	114%

6.98	5.11%	91.8	0.71%	3.63%	0.71%	3.63%	78%
6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%
6.19	2.18%	17.4	0.74%	4.53%	0.74%	4.52%	126%
6.36	15.57%	7.7	0.76%	5.92%	0.77%	5.92%	112%
5.81	31.97%	6.7	0.76%	6.71%	0.79%	6.69%	94%
4.67	(23.32)%	4.1	0.63%	5.42%	0.68%	5.37%	114%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis of less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Equity Income Plus Fund

In connection with the upcoming changes to Thrivent Equity Income Plus Fund (the “Fund”) explained in the supplement dated June 6, 2013, effective August 16, 2013 the following risks are added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks” for the Fund:

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

The date of this Supplement is August 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Equity Income Plus Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Equity Income Plus Fund (the “Fund”).

1.	The disclosure under “Principal Strategies” in the ‘Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The Fund invests in a combination of equity securities, debt securities, and money market instruments. The Adviser expects to achieve long-term capital growth by purchasing equity securities that appreciate in value. The equity securities in which the Fund invests primarily are income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Fund may invest in foreign equities, including emerging market equities. The Fund may also write (sell) covered call or put options on any investments in which the Fund may invest or on any securities index (including equity index futures). Under normal circumstances, the Fund invests in the following three asset classes at approximately the target allocation percentage, and may invest within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
Money Market Instruments	0%	0-40%

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals.

2.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

3.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Kevin R. Brimmer as a portfolio manager of the Fund will be deleted.

4.	“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Stephen D. Lowe, CFA, as a portfolio manager of the Fund. Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

5.	The Fund will change its name to Thrivent Growth and Income Plus Fund.

6.	As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the “Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Balanced Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Balanced Fund (the “Fund”).

1.	The chart under “Principal Strategies” in the “Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%
Money Market Instruments	0%	0-40%

2.	The second paragraph under “Principal Strategies” in the “Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following two paragraphs:

The equity securities in which the Fund invests may include common stock, preferred securities, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Adviser focuses on common stocks with varying market capitalizations similar to those companies included in the Russell 3000® Index and the S&P Composite 1500 Index. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.

3.	The following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

4.	“Futures Contract Risk” will be deleted under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks.”

5.	The references in “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management” to Gregory R. Anderson as a portfolio manager of the Fund will be deleted.

6.	“Portfolio Manager(s)” in the “Summary Section” and “Portfolio Management” will be updated to reflect the addition of Stephen D. Lowe, CFA as a portfolio manager of the Fund.

Mr. Lowe has served as the portfolio manager of a Thrivent mutual fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

7.	The Fund will change its name to Thrivent Balanced Income Plus Fund.

8.	As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the “Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

With respect to

Thrivent Core Bond Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Core Bond Fund (the “Fund”).

1.	The first paragraph under “Principal Strategies” in the “Summary Section” and in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

Under normal circumstances, the Fund invests in a broad range of fixed-income securities. The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as “junk bonds.” The Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Fund may also invest in investment-grade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Fund may invest in equities to a limited extent.

2.	Foreign Securities Risk will be deleted and the following risks will be added under “Principal Risks” in the “Summary Section” and in “More about Investment Strategies and Risks”:

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long-lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

3.	The following should be added to “Portfolio Manager(s)” in the “Summary Section” and in “Portfolio Management”:

Conrad Smith, CFA has served as a portfolio manager of the Fund since 2013. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account.

4.	The Fund will change its name to Thrivent Opportunity Income Plus Fund.

5.	As a result of the aforementioned changes to the Fund’s principal strategies, the performance information presented under “Volatility and Performance” in the “Summary Section” for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund after that date.

The date of this Supplement is June 6, 2013.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Fund (the “Fund”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Fund.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small-and mid-cap equities and the emerging markets debt assets.

2.	The references to Victory as a subadviser to the Fund in “Investment Adviser(s)” in the “Summary Section” and in “Portfolio Management” under “Management, Organization and Capital Structure” will be deleted.

3.	The two sentences regarding Margaret Lindsay and the sentence thereafter in “Portfolio Manager(s)” in the “Summary Section” will be deleted and replaced with the following:

GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund.

4.	The penultimate paragraph and the first sentence in last paragraph in “Principal Strategies” in “More about Investment Strategies and Risks” will be deleted and replaced with the following:

The investment focus for the Quantitative Investment Strategies team (the “QIS” team) of Goldman Sachs Asset Management, L.P. (“GSAM”), one of the Fund’s subadvisers, is international small- and mid-cap equities. The QIS team uses a quantitative style of management, in combination with a qualitative overlay, which emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. Investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, valuation, quality, and momentum. The valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The quality theme assesses both firm and management quality. The momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The QIS team works to enhance the efficacy of their investment techniques and, over time, may make changes to its quantitative and qualitative techniques that are based on GSAM’s proprietary research.

The investment focus for the Emerging Market Debt and Fundamental Currency Team (the “EMD” team) of GSAM is emerging markets debt securities.

Thrivent Mutual Funds

Supplements to Prospectus dated February 28, 2013

5.	The third sentence in the paragraph describing GSAM as a subadviser to the Fund in “Portfolio Management” under “Management, Organization and Capital Structure” will be deleted and replaced with the following:

GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund.

Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 and has been a portfolio manager since 2011. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC.

The date of this Supplement is August 22, 2013.

Please include this Supplement with your Prospectus.

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FIRST-CLASS MAIL PERMIT NO. 184 APPLETON, WI

POSTAGE WILL BE PAID BY ADDRESSEE

ATTN: CHOOSE eDELIVERY
THRIVENT FINANCIAL FOR LUTHERANS
4321 N BALLARD RD
APPLETON WI 54913-9847

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Why should you consider paperless delivery?

- It provides you with easy access to prospectuses and financial reports, allowing you to view your information anytime, anywhere, without having to dig through paper files.
- It's simple and safe. Your personal information will always be protected by a password, making it much more secure than an envelope in your mailbox.
- It's less expensive than mailing.
- It's good for the environment. Each year, Thrivent Financial uses nearly 50 million sheets of paper to communicate with our members. That's as many as 26 acres of trees that could be saved by choosing paperless delivery.

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Thrivent Investment Management®

625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

Choose Paperless Delivery

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- **Prospectus**
- **Annual and semiannual reports**
- **Annual privacy notices**

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I understand and agree to the following:

- I will receive electronic delivery of Thrivent documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email address I provide. I will continue to receive any daily confirmations and copies of the Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
- I will update Thrivent Financial if my email address changes.
- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from adobe.com)
- This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each investor requesting eDelivery must complete.

Investor 1: ____________________ (Please print first and last name.)

Investor 2: ____________________ (Please print first and last name.)

Email: ____________________

Email: ____________________

Signature: ____________________

Signature: ____________________

Address (If different than above): ____________________

City: ____________ State: ____________ ZIP: ____________

Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415-1665, 800-THRIVENT (800-847-4836), a wholly owned subsidiary of Thrivent Financial for Lutherans. Member FINRA. Member SIPC.

24042SAR R8-13

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a) The applicable Schedules of Investments are included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2013	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2013	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 28, 2013	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer